UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04409

Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2006

Item 1. Reports to Stockholders

Annual Report July 31, 2006

EATON VANCE
MUNICIPALS
TRUST

Arizona
Colorado
Connecticut
Michigan
Minnesota
New Jersey
Pennsylvania

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Municipals Funds as of July 31, 2006

TABLE OF CONTENTS

Investment Update	2

Fund Investment Updates
Arizona	3
Colorado	4
Connecticut	5
Michigan	6
Minnesota	7
New Jersey	8
Pennsylvania	9

Fund Expenses	10

Financial Statements	13

Board of Trustees Annual Approval of the Investment Advisory Agreements	65

Management and Organization	67

Eaton Vance Municipals Funds as of July 31, 2006

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The investment objective of each Eaton Vance Municipals Fund (the “Funds”) is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds primarily invest in investment-grade municipal obligations but may also invest in lower-rate obligations

Economic and Market Conditions

The economy expanded at an estimated 2.9% pace in the second quarter of 2006, a downshift from the 5.6% rate achieved in the first quarter. Even with a cooling housing market, the economy generated respectable growth in the first half of 2006. Despite high energy prices, rising mortgage rates and a persistent tightening by the Federal Reserve (the “Fed”), the economy continued to create jobs and appeared to be sustaining growth in both the manufacturing and service sectors, with moderate signs of inflationary pressures.

As of July 31, 2006, investor sentiment regarding the Fed’s monetary policy appeared to have stabilized, as investors began to anticipate the end of the Fed’s series of interest rate hikes (which began in June 2004). By the end of the period, the Fed had raised rates at each of the last 17 Open Market Committee meetings, including eight occasions in the 12-month period. At July 31, 2006, the Federal Funds rate stood at 5.25%.

Supply for the first half of the year has been lower than that experienced in 2005. As a result, municipals have generally outperformed Treasury bonds, as demand has remained strong. At July 31, 2006, long-term AAA-rated, insured municipal bonds yielded 90.1% 0f U.S. Treasury bonds with similar maturities.*

For the year ended July 31, 2006, the Lehman Brothers Municipal Bond Index† (the “Index”), an unmanaged index of municipal bonds, posted a modest gain of 2.55%. For more information about the Funds’ performance and that of funds in the same Lipper Classifications,† see the Performance Information and Portfolio Composition pages that follow.

Management Discussion

The Funds invest primarily in bonds with maturities of 10 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds. Given the flattening of the yield curve for other fixed-income securities over the past 18 months — with shorter-maturity yields rising more than longer-maturity yields — the long end of the municipal yield curve was a relatively attractive place to be positioned.

During the year ended July 31, 2006, the Fed raised short-term interest rates at regular intervals, and commodities prices remained elevated. The economy moderated in the second quarter after strong first quarter growth, while inflation expectations remained contained. In this climate, Fund management continued to maintain a somewhat cautious outlook on interest rates and positioned the Funds’ durations accordingly. Duration measures a bond fund’s sensitivity to changes in interest rates.

Management continued to focus on finding relative value within the marketplace — in issuer names, coupons, maturities and sectors. Relative value trading, which seeks to capitalize on undervalued securities, has enhanced the Funds’ returns during the period. Finally, management continued to monitor closely call protection in the Funds. Call protection remains an important strategic consideration for municipal bond investors.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

*      Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund’s yield.

†      It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Eaton Vance Arizona Municipals Fund as of July 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Portfolio Manager: Craig R. Brandon, CFA

Performance(1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	4.00%	3.18%	N.A.
Five Years	5.03	4.27	N.A.
Ten Years	5.24	4.47	N.A.
Life of Fund†	4.87	5.47	2.84	*
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-0.96%	-1.79%	N.A.
Five Years	4.02	3.93	N.A.
Ten Years	4.72	4.47	N.A.
Life of Fund†	4.47	5.47	1.84	*

†Inception date: Class A: 12/13/93; Class B: 7/25/91; Class C: 12/16/05

*Returns shown are cumulative since inception of share class.

(1)  Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance(2)
Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
One Year	2.55%
Five Years	4.99
Ten Years	5.82

Lipper Averages(3)
Lipper Arizona Municipal Debt Funds Classification (Average Annual Total Returns)
One Year	2.23%
Five Years	4.10
Ten Years	4.78

Distribution Rates/Yields	Class A	Class B	Class C
Distribution Rate(4)	4.42%	3.66%	3.66%
Taxable-Equivalent Distribution Rate(4),(5)	7.16	5.93	5.93
SEC 30-day Yield(6)	3.80	3.24	3.22
Taxable-Equivalent SEC 30-day Yield(5),(6)	6.16	5.25	5.22

**   Source: Thompson Financial. Class B of the Fund commenced investment operations on 7/25/91.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 7/31/96 and 12/16/05 (commencement of operations), respectively, would have been valued at $16,659 ($15,866 at the maximum offering price) and $10,284 ($10,184 with CDSC), respectively, on 7/31/06. It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Rating Distribution(7),(8)

By total investments

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Arizona Municipal Debt Funds Classification contained 31, 31, and 24 funds for the 1-year,
5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figure assumes a maximum 38.28% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) As of 7/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Colorado Municipals Fund as of July 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Portfolio Manager: William H. Ahern, CFA

Performance(1)	Class A	Class B
Average Annual Total Returns (at net asset value)
One Year	4.79%	3.98%
Five Years	4.93	4.19
Ten Years	5.53	4.80
Life of Fund†	4.93	5.08
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-0.15%	-1.02%
Five Years	3.92	3.85
Ten Years	5.01	4.80
Life of Fund†	4.53	5.08

†      Inception date: Class A: 12/10/93; Class B: 8/25/92

(1)  Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Index Performance(2)
Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
One Year	2.55%
Five Years	4.99
Ten Years	5.82

Lipper Averages(3)
Lipper Colorado Municipal Debt Funds Classification (Average Annual Total Returns)
One Year	2.20%
Five Years	4.32
Ten Years	5.00

Distribution Rates/Yields	Class A	Class B
Distribution Rate(4)	4.21%	3.47%
Taxable-Equivalent Distribution Rate(4),(5)	6.79	5.60
SEC 30-day Yield(6)	3.66	3.11
Taxable-Equivalent SEC 30-day Yield(5),(6)	5.90	5.02

** Source: Thomson Financial. Class B of the Fund commenced investment operations on 8/25/92.

A $10,000 hypothetical investment at net asset value in Class A on 7/31/96 would have been valued at $17,129 ($16,311 at the maximum offering price) on 7/31/06. It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Rating Distribution(7),(8)

By total investments

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Colorado Municipal Debt Funds Classification contained 26, 26, and 19 funds for the 1-year,
5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figure assumes a maximum 38.01% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) As of 7/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Connecticut Municipals Fund as of July 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Portfolio Manager: William H. Ahern, CFA

Performance(1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	2.95%	2.17%	N.A.
Five Years	4.18	3.43	N.A.
Ten Years	5.25	4.46	N.A.
Life of Fund†	5.54	4.82	0.90	*
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-1.92%	-2.77%	N.A.
Five Years	3.16	3.09	N.A.
Ten Years	4.74	4.46	N.A.
Life of Fund†	5.12	4.82	-0.10	*

†      Inception date: Class A: 4/19/94; Class B: 5/1/92; Class C: 2/9/06

*      Returns shown are cumulative since inception of share class.

(1)  Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance(2)
Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
One Year	2.55%
Five Years	4.99
Ten Years	5.82

Lipper Averages(3)
Lipper Connecticut Municipal Debt Funds Classification (Average Annual Total Returns)
One Year	1.65%
Five Years	4.04
Ten Years	4.90

Distribution Rates/Yields	Class A	Class B	Class C
Distribution Rate(4)	4.15%	3.39%	3.39%
Taxable-Equivalent Distribution Rate(4),(5)	6.72	5.49	5.49
SEC 30-day Yield(6)	3.59	3.07	3.04
Taxable-Equivalent SEC 30-day Yield(5),(6)	5.81	4.97	4.92

**   Source: Thomson Financial. Class B of the Fund commenced investment operations on 5/1/92.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 7/31/96 and 2/9/06 (commencement of operations), respectively, would have been valued at $16,688 ($15,893 at the maximum offering price) and $10,090 ($9,990 with CDSC), respectively, on 7/31/06. It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Rating Distribution(7),(8)

By total investments

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Connecticut Municipal Debt Funds Classification contained 22, 21, and 15 funds for the 1-year,
5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figure assumes a maximum 38.25% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) As of 7/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Michigan Municipals Fund as of July 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Portfolio Manager: William H. Ahern, CFA

Performance(1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	3.06%	2.34%	N.A.
Five Years	4.70	3.94	N.A.
Ten Years	5.19	4.48	N.A.
Life of Fund†	4.65	5.22	1.20	*
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-1.84%	-2.60%	N.A.
Five Years	3.68	3.60	N.A.
Ten Years	4.68	4.48	N.A.
Life of Fund†	4.25	5.22	0.20	*

†Inception date: Class A: 12/7/93; Class B: 4/19/91; Class C: 5/2/06

*Returns shown are cumulative since inception of share class.

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance(2)
Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
One Year	2.55%
Five Years	4.99
Ten Years	5.82

Lipper Averages(3)
Lipper Michigan Municipal Debt Funds Classification (Average Annual Total Returns)
One Year	1.86%
Five Years	4.07
Ten Years	4.86

Distribution Rates/Yields	Class A	Class B	Class C
Distribution Rate(4)	4.26%	3.51%	3.51%
Taxable-Equivalent Distribution Rate(4),(5)	6.82	5.62	5.62
SEC 30-day Yield(6)	3.82	3.27	3.26
Taxable-Equivalent SEC 30-day Yield(5),(6)	6.12	5.24	5.22

**   Source: Thomson Financial. Class B of the Fund commenced investment operations on 4/19/91.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 7/31/96 and 5/2/06 (commencement of operations), respectively, would have been valued at $16,585 ($15,796 at the maximum offering price) and $10,120 ($10,020 with CDSC), respectively, on 7/31/06. It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Rating Distribution(7),(8)

By total investments

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Michigan Municipal Debt Funds Classification contained 29, 29, and 24 funds for the 1-year,
5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figure assumes a maximum 37.54% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) As of 7/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Minnesota Municipals Fund as of July 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Portfolio Manager: Craig R. Brandon, CFA

Performance(1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	4.08%	3.44%	N.A.
Five Years	4.65	3.91	N.A.
Ten Years	5.04	4.28	N.A.
Life of Fund†	4.56	4.75	2.77	*
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-0.82%	-1.55%	N.A.
Five Years	3.63	3.57	N.A.
Ten Years	4.53	4.28	N.A.
Life of Fund†	4.16	4.75	1.77	*

†Inception date: Class A: 12/9/93; Class B: 7/29/91; Class C: 12/21/05

*Returns shown are cumulative since inception of share class.

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance (2)
Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
One Year	2.55%
Five Years	4.99
Ten Years	5.82

Lipper Averages(3)
Lipper Minnesota Municipal Debt Funds Classification (Average Annual Total Returns)
One Year	1.98%
Five Years	4.26
Ten Years	4.79

Distribution Rates/Yields	Class A	Class B	Class C
Distribution Rate(4)	4.42%	3.66%	3.66%
Taxable-Equivalent Distribution Rate(4),(5)	7.38	6.11	6.11
SEC 30-day Yield(6)	3.89	3.35	3.34
Taxable-Equivalent SEC 30-day Yield(5),(6)	6.49	5.59	5.58

**  Source: Thomson Financial. Class B of the Fund commenced investment operations on 7/29/91.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 7/31/96 and 12/21/05 (commencement of operations), respectively, would have been valued at $16,354 ($15,575 at the maximum offering price) and $10,277 ($10,177 with CDSC), respectively, on 7/31/06. It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Rating Distribution (7),(8)

By total investments

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Minnesota Municipal Debt Funds Classification contained 51, 45, and 41 funds for the 1-year,
5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figure assumes a maximum 40.10% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) As of 7/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance New Jersey Municipals Fund as of July 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Portfolio Manager: Robert B. MacIntosh, CFA

Performance(1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	4.00%	3.25%	N.A.
Five Years	5.17	4.43	N.A.
Ten Years	5.70	4.90	N.A.
Life of Fund†	5.81	5.56	3.56	*
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-0.93%	-1.73%	N.A.
Five Years	4.15	4.09	N.A.
Ten Years	5.19	4.90	N.A.
Life of Fund†	5.39	5.56	2.56	*

†Inception date: Class A: 4/13/94; Class B: 1/8/91; Class C: 12/14/05

*Returns shown are cumulative since inception of share class.

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance(2)
Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
One Year	2.55%
Five Years	4.99
Ten Years	5.82

Lipper Averages(3)
Lipper New Jersey Municipal Debt Funds Classification (Average Annual Total Returns)
One Year	2.19%
Five Years	4.17
Ten Years	4.87

Distribution Rates/Yields	Class A	Class B	Class C
Distribution Rate(4)	4.40%	3.67%	3.67%
Taxable-Equivalent Distribution Rate(4),(5)	7.44	6.20	6.20
SEC 30-day Yield6	4.19	3.65	3.63
Taxable-Equivalent SEC 30-day Yield(5),(6)	7.08	6.17	6.13

**  Source: Thomson Financial. Class B of the Fund commenced investment operations on 1/8/91.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 7/31/96 and 12/14/05 (commencement of operations), respectively, would have been valued at $17,404 ($16,579 at the maximum offering price) and $10,356 ($10,256 with CDSC), respectively, on 7/31/06. It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Rating Distribution(7),(8)

By total investments

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New Jersey Municipal Debt Funds Classification contained 52, 49, and 42 funds for the 1-year,
5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figure assumes a maximum 40.83% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) As of 7/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Pennsylvania Municipals Fund as of July 31, 2006

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Portfolio Manager: Thomas M. Metzold, CFA

Performance(1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	4.84%	4.05%	N.A.
Five Years	5.42	4.67	N.A.
Ten Years	5.34	4.55	N.A.
Life of Fund†	5.55	5.33	2.38	*
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-0.10%	-0.95%	N.A.
Five Years	4.41	4.33	N.A.
Ten Years	4.83	4.55	N.A.
Life of Fund†	5.13	5.33	1.38	*

†Inception date: Class A: 6/1/94; Class B: 1/8/91; Class C: 1/12/06

*Returns shown are cumulative since inception of share class.

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC for the first year.

Index Performance (2)
Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
One Year	2.55%
Five Years	4.99
Ten Years	5.82

Lipper Averages (3)
Lipper Pennsylvania Municipal Debt Funds Classification (Average Annual Total Returns)
One Year	2.10%
Five Years	4.24
Ten Years	4.84

Distribution Rates/Yields	Class A	Class B	Class C
Distribution Rate(4)	4.56%	3.81%	3.80%
Taxable-Equivalent Distribution Rate(4),(5)	7.24	6.05	6.03
SEC 30-day Yield(6)	3.98	3.44	3.41
Taxable-Equivalent SEC 30-day Yield(5),(6)	6.32	5.46	5.41

**  Source: Thomson Financial. Class B of the Fund commenced investment operations on 1/8/91.

A $10,000 hypothetical investment at net asset value in Class A and Class C on 7/31/96 and 1/13/06 (commencement of operations), respectively, would have been valued at $16,821 ($16,029 at the maximum offering price) and $10,238 ($10,138 with CDSC), respectively, on 7/31/06. It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Rating Distribution(7),(8)

By total investments

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (3) The Lipper Averages are the average total returns of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Pennsylvania Municipal Debt Funds Classification contained 61, 61, and 53 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. (4) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (5) Taxable-equivalent figure assumes a maximum 37.00% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (7) As of 7/31/06. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. (8) Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Municipals Funds as of July 31, 2006

FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2006 – July 31, 2006).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Arizona Municipals Fund

	Beginning Account Value (2/1/06)	Ending Account Value (7/31/06)	Expenses Paid During Period* (2/1/06 – 7/31/06)
Actual
Class A	$1,000.00	$1,022.20	$3.71
Class B	$1,000.00	$1,017.40	$7.50
Class C	$1,000.00	$1,018.30	$7.46
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.71
Class B	$1,000.00	$1,017.40	$7.50
Class C	$1,000.00	$1,017.40	$7.45

* Expenses are equal to the Fund's annualized expense ratio of 0.74% for Class A shares, 1.50% for Class B shares, and 1.49% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2006.

Eaton Vance Municipals Funds as of July 31, 2006

FUND EXPENSES CONT'D

Eaton Vance Colorado Municipal Bond Fund

	Beginning Account Value (2/1/06)	Ending Account Value (7/31/06)	Expenses Paid During Period* (2/1/06 – 7/31/06)
Actual
Class A	$1,000.00	$1,026.50	$3.37
Class B	$1,000.00	$1,022.30	$7.07
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.36
Class B	$1,000.00	$1,017.80	$7.05

* Expenses are equal to the Fund's annualized expense ratio of 0.74% for Class A shares and 1.30% for Class B shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2006.

Eaton Vance Connecticut Municipals Fund

	Beginning Account Value (2/1/06)	Ending Account Value (7/31/06)	Expenses Paid During Period (2/1/06 – 7/31/06)
Actual*
Class A	$1,000.00	$1,015.90	$3.75
Class B	$1,000.00	$1,012.10	$7.48
Class C	$1,000.00	$1,009.00	$7.19

* Class C shares had not commenced operations as of February 1, 2006. Actual expenses are equal to the Fund's annualized expense ratio of 0.75% for Class A shares, 1.50% for Class B shares, and 1.51% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period; 173/365 for Class C to reflect the period from commencement of operations on February 9, 2006 to July 31, 2006). The Example assumes that the $1,000 was invested at the net asset per share determined at the close of business on January 31, 2006 (February 8, 2006 for Class C).

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.76
Class B	$1,000.00	$1,017.40	$7.50
Class C	$1,000.00	$1,017.30	$7.55

** Hypothetical expenses are equal to the Fund's annualized expense ratio of 0.75% for Class A shares, 1.50% for Class B shares, and 1.51% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2006.

Eaton Vance Municipals Funds as of July 31, 2006

FUND EXPENSES CONT'D

Eaton Vance Michigan Municipals Bond Fund

	Beginning Account Value (2/1/06)	Ending Account Value (7/31/06)	Expenses Paid During Period (2/1/06 – 7/31/06)
Actual*
Class A	$1,000.00	$1,017.00	$3.80
Class B	$1,000.00	$1,013.30	$7.59
Class C	$1,000.00	$1,012.00	$7.63

* Class C shares had not commenced operations as of February 1, 2006. Actual expenses are equal to the Fund's annualized expense ratio of 0.76% for Class A shares, 1.52% for Class B shares, and 1.53% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period; 91/365 for Class C to reflect the period from commencement of operations on May 2, 2006 to July 31, 2006). The example assumes that the $1,000 was invested at the net asset per share determined at the close of business on January 31, 2006 (May 1, 2006 for Class C).

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$3.81
Class B	$1,000.00	$1,017.30	$7.60
Class C	$1,000.00	$1,017.20	$7.65

** Hypothetical expenses are equal to the Fund's annualized expense ratio of 0.76% for Class A shares, 1.52% for Class B shares, and 1.53% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The Example assumes that the $1,000 was invested at the asset value per share determined at the close of business on January 31, 2006.

Eaton Vance Minnesota Municipals Fund

	Beginning Account Value (2/1/06)	Ending Account Value (7/31/06)	Expenses Paid During Period* (2/1/06 – 7/31/06)
Actual
Class A	$1,000.00	$1,019.90	$3.71
Class B	$1,000.00	$1,017.30	$7.40
Class C	$1,000.00	$1,016.20	$7.45
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.71
Class B	$1,000.00	$1,017.50	$7.40
Class C	$1,000.00	$1,017.40	$7.45

* Expense are equal to the Fund's annualized expense ratio of 0.74% for Class A shares, 1.48% for Class B shares, and 1.49% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2006.

Eaton Vance Municipals Funds as of July 31, 2006

FUND EXPENSES CONT'D

Eaton Vance New Jersey Municipals Fund

	Beginning Account Value (2/1/06)	Ending Account Value (7/31/06)	Expenses Paid During Period* (2/1/06 – 7/31/06)
Actual
Class A	$1,000.00	$1,025.00	$3.87
Class B	$1,000.00	$1,022.10	$7.62
Class C	$1,000.00	$1,021.20	$7.57
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$3.86
Class B	$1,000.00	$1,017.30	$7.60
Class C	$1,000.00	$1,017.30	$7.55

* Expenses are equal to the Fund's annualized expense ratio of 0.78% for Class A shares, 1.53% for Class B shares, and 1.53% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2006.

Eaton Vance Pennsylvania Municipals Fund

	Beginning Account Value (2/1/06)	Ending Account Value (7/31/06)	Expenses Paid During Period* (2/1/06 – 7/31/06)
Actual
Class A	$1,000.00	$1,025.10	$4.02
Class B	$1,000.00	$1,021.20	$7.77
Class C	$1,000.00	$1,021.20	$7.67
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.01
Class B	$1,000.00	$1,017.10	$7.75
Class C	$1,000.00	$1,017.20	$7.65

* Expenses are equal to the Fund's annualized expense ratio of 0.80% for Class A shares, 1.55% for Class B shares, and 1.53% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2006.

Eaton Vance Arizona Municipals Fund as of July 31, 2006

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 98.2%
Principal Amount (000's omitted)	Security	Value
Education — 0.6%
$500	Glendale, IDA, (Midwestern University), 5.75%, 5/15/21	$531,880
		$531,880
Electric Utilities — 7.1%
$1,000	Salt River, Agriculture Improvements and Power District, 5.00%, 1/1/31	$1,027,840
1,000	Salt River, Agriculture Improvements and Power District, 5.00%, 1/1/37	1,037,610
4,000	Salt River, Project Agriculture Improvement and Power District, 4.75%, 1/1/35	4,028,560
		$6,094,010
Escrowed / Prerefunded — 13.9%
$1,250	Maricopa County, IDA, (Place Five and The Greenery), Escrowed to Maturity, 8.625%, 1/1/27	$1,327,750
7,500	Maricopa County, Single Family, Escrowed to Maturity, 0.00%, 2/1/16	4,973,550
6,500	Phoenix, IDA, Single Family, Escrowed to Maturity, 0.00%, 12/1/14	4,564,235
1,000	Scottsdale, IDA, (Scottsdale Healthcare), Prerefunded to 12/01/11, 5.70%, 12/1/21	1,094,400
		$11,959,935
General Obligations — 2.8%
$1,125	Puerto Rico, 0.00%, 7/1/18	$650,509
1,600	Tucson, 5.375%, 7/1/21	1,767,952
		$2,418,461
Health Care-Miscellaneous — 0.6%
$500	Yavapai County, IDA, Health Care Institution, (West Yavapai Guidance), 6.625%, 8/15/24	$473,120
		$473,120
Hospital — 7.4%
$650	Arizona Health Facilities Authority, (John C. Lincoln Health Network), 5.75%, 12/1/32	$683,033
1,275	Glendale, IDA, (John C. Lincoln Health Network), 5.00%, 12/1/28	1,278,213
500	Glendale, IDA, (John C. Lincoln Health Network), 5.00%, 12/1/37	498,080
1,350	Maricopa County, IDA, (Catholic Healthcare), 5.50%, 7/1/26	1,417,473

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$1,500	Maricopa County, IDA, (Mayo Clinic), 5.00%, 11/15/36	$1,533,105
1,000	Winslow, IDA, (Winslow Memorial Hospital), 5.50%, 6/1/22	953,190
		$6,363,094
Housing — 0.9%
$835	Maricopa County, IDA, (National Health Facilities II), 6.375%, 1/1/19(1)	$795,763
		$795,763
Industrial Development Revenue — 1.9%
$1,000	Casa Grande, (Frito Lay, Inc.), 6.60%, 12/1/10	$1,011,030
650	Phoenix Airport Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	663,072
		$1,674,102
Insured-Education — 2.1%
$1,800	Northern Arizona University, (Research Projects), (AMBAC), 5.00%, 9/1/30	$1,846,242
		$1,846,242
Insured-Electric Utilities — 6.9%
$1,325	Maricopa County, Pollution Control Corp., (El Paso Electric Co.), (FGIC), 4.80%, 8/1/40	$1,312,929
1,000	Mesa, Utility System, (FGIC), 5.00%, 7/1/23	1,080,360
1,120	Mesa, Utility System, (FSA), 4.25%, 7/1/29	1,048,958
635	Pima County, IDA, (Tucson Electric Power Co.), (FSA), 7.25%, 7/15/10	637,375
670	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 7.94%, 7/1/29(2)(3)	767,927
500	Puerto Rico Electric Power Authority, (MBIA), 5.00%, 7/1/32	515,750
400	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 8.775%, 7/1/16(2)(3)	539,872
		$5,903,171
Insured-Escrowed / Prerefunded — 7.0%
$1,000	Maricopa County, IDA, (Samaritan Health Services), (MBIA), Escrowed to Maturity, 7.00%, 12/1/16	$1,214,780
1,000	Mesa IDA, (Discovery Health System), (MBIA), Prerefunded to 1/1/10, 5.625%, 1/1/29	1,065,230
1,000	Pima County, IDA, (Carondolet Health Care Corp.), (MBIA), Escrowed to Maturity, 5.25%, 7/1/11	1,062,820
1,000	Puerto Rico Public Finance Corp., (AMBAC), Prerefunded to 6/1/08, Variable Rate, 6.08%, 6/1/26(2)(4)	1,061,680

See notes to financial statements

Eaton Vance Arizona Municipals Fund as of July 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded (continued)
$500	Tucson Street and Highway Revenue, (FGIC), Prerefunded to 7/1/10, 5.00%, 7/1/18	$521,905
1,000	Yuma, IDA, (Yuma Regional Medical Center), (FSA), Prerefunded to 8/1/11, 5.00%, 8/1/31	1,063,030
		$5,989,445
Insured-General Obligations — 6.0%
$400	Flagstaff, (AMBAC), 3.25%, 7/1/23	$336,776
1,000	Goodyear Community Facilities Utilities District No. 1, (MBIA), 4.50%, 7/15/29	1,004,010
500	Maricopa County, Elementary School District No. 3, (MBIA), 4.75%, 7/1/25	509,690
1,425	Maricopa County, Unified High School District No. 2, (MBIA), 5.00%, 7/1/20	1,495,495
1,200	Maricopa County, Unified School District No. 11, (MBIA), 5.00%, 7/1/25	1,255,836
500	Puerto Rico, (FSA), Variable Rate, 5.859%, 7/1/27(2)(3)	573,330
		$5,175,137
Insured-Hospital — 6.9%
$1,195	Arizona Health Facilities Authority, (Arizona Healthcare Systems), (FGIC), 5.50%, 6/1/15	$1,313,867
1,000	Arizona Health Facilities Authority, (Northern Arizona Healthcare System), (AMBAC), 4.75%, 10/1/30	1,003,880
2,000	Maricopa County, IDA, (Mayo Clinic Hospital), (AMBAC), 5.25%, 11/15/37(5)	2,054,960
1,500	Scottsdale, IDA, (Scottsdale Memorial Hospital), (AMBAC), 6.125%, 9/1/17	1,563,210
		$5,935,917
Insured-Lease Revenue / Certificates of Participation — 4.7%
$1,000	Arizona State University, (Research Infrastructure Projects), (AMBAC), 5.00%, 9/1/30	$1,027,730
1,000	Cottonwood, Property Corp., Water Revenue, (XLCA), 5.00%, 7/1/29	1,029,260
550	Marana, Municipal Facilities, (Municipal Property Corp.), (AMBAC), 5.00%, 7/1/28	565,345
480	Prescott Municipal Property Corp., (MBIA), 5.00%, 7/1/34	493,723
290	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 7.55%, 6/1/24(2)(3)	364,521
500	University of Arizona, COP, (AMBAC), 5.00%, 6/1/24	518,210
		$3,998,789

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue — 9.6%
$1,000	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (MBIA), 5.00%, 7/1/25	$1,031,800
750	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (MBIA), 5.00%, 7/1/28	773,175
3,000	Downtown Phoenix Hotel Corp., (FGIC), 5.00%, 7/1/36	3,084,990
200	Phoenix Civic Improvement Corp., (Civic Plaza Expansion Project), (FGIC), 4.25%, 7/1/30	186,196
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,145,640
1,400	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 7.018%, 7/1/28(2)(3)	1,511,762
550	Scottsdale, (Municipal Property Corp.), (AMBAC), 4.50%, 7/1/35	538,219
		$8,271,782
Insured-Transportation — 8.9%
$3,000	Phoenix Civic Improvement Corp., Airport Revenue, (FGIC), (AMT), 5.25%, 7/1/27	$3,093,630
500	Pima County, (MBIA), 3.50%, 7/1/19	453,470
750	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	768,953
1,000	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	1,113,330
1,700	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36	1,866,821
300	Puerto Rico Highway and Transportation Authority, RITES, (CIFG), Variable Rate, 6.901%, 7/1/41(2)(3)(6)	402,003
		$7,698,207
Insured-Water and Sewer — 3.0%
$500	Nogales, Municipal Development Authority, Inc., (MBIA), 4.50%, 6/1/31	$491,525
1,000	Phoenix Civic Improvement Corp., Wastewater System, (MBIA), 5.00%, 7/1/29	1,033,290
1,000	Phoenix Civic Improvement Corp., Water System Revenue, (FGIC), 5.00%, 7/1/22	1,038,940
		$2,563,755
Other Revenue — 2.5%
$1,750	Arizona Health Facilities Authority, (Blood Systems, Inc.), 4.75%, 4/1/25	$1,706,110
4,400	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	278,036
3,700	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	123,247
		$2,107,393

See notes to financial statements

Eaton Vance Arizona Municipals Fund as of July 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Pooled Loans — 2.3%
$2,000	Arizona Educational Loan Marketing Corp., (AMT), 6.30%, 12/1/08	$2,017,440
		$2,017,440
Senior Living / Life Care — 1.9%
$1,800	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26(7)	$1,598,526
		$1,598,526
Water and Sewer — 1.2%
$1,000	Central Arizona Water Conservation District, 5.50%, 11/1/09	$1,053,490
		$1,053,490
Total Tax-Exempt Investments — 98.2% (identified cost $79,852,824)		$84,469,659
Other Assets, Less Liabilities — 1.8%		$1,572,604
Net Assets — 100.0%		$86,042,263

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

COP - Certificates of Participation.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2006, 56.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 17.5% of total investments.

(1)  Defaulted bond.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the aggregate value of the securities is $5,221,095 or 6.1% of the Fund's net assets.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2006.

(4)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2006.

(5)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(6)  Security is subject to a shortfall and forbearance agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security.

(7)  Security is in default and making only partial interest payments.

See notes to financial statements

Eaton Vance Colorado Municipals Fund as of July 31, 2006

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 97.8%
Principal Amount (000's omitted)	Security	Value
Education — 3.1%
$1,000	Colorado Educational and Cultural Facilities Authority, (Alexander Dawson School), 5.30%, 2/15/29	$1,026,140
		$1,026,140
Electric Utilities — 1.5%
$500	Colorado Springs, Utilities, 4.75%, 11/15/34	$500,815
		$500,815
Escrowed / Prerefunded — 8.9%
$500	Colorado Health Facilities Authority, (Portercare Adventist Health), Prerefunded to 11/15/11, 6.50%, 11/15/31	$565,625
975	Colorado Water Resources, Power Development Authority, Prerefunded to 9/1/11, 5.00%, 9/1/21	1,029,424
3,000	Dawson Ridge, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	1,395,660
		$2,990,709
Hospital — 9.3%
$350	Aspen Valley, Hospital District, 6.80%, 10/15/24	$370,370
650	Colorado Health Facilities Authority, (Catholic Health Initiatives), 5.25%, 9/1/21	672,653
500	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	501,990
320	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	323,667
500	Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.80%, 1/15/27	523,175
715	University of Colorado Hospital Authority, 5.60%, 11/15/25	742,463
		$3,134,318
Housing — 4.0%
$965	Denver, Multifamily, (Bank Lofts), (FHA), (AMT), 6.15%, 12/1/16	$985,593
340	Lake Creek, (Affordable Housing Corp.), Multifamily, 6.25%, 12/1/23	351,210
		$1,336,803
Industrial Development Revenue — 6.9%
$500	Colorado HFA, (Waste Management, Inc.), (AMT), 5.70%, 7/1/18	$532,130
525	Denver Airport Special Facilities, (United Airlines), (AMT), 6.875%, 10/1/32(4)(5)	538,125

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue (continued)
$750	Puerto Rico Industrial, Medical and Environmental Pollution Control Facility Finance Authority, (American Home Products), 5.10%, 12/1/18	$765,675
500	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	496,020
		$2,331,950
Insured-Education — 3.4%
$610	Colorado School of Mines, (MBIA), 0.00%, 12/1/21	$298,308
800	University of Northern Colorado, (FSA), 5.00%, 6/1/35	826,192
		$1,124,500
Insured-Electric Utilities — 2.6%
$750	Arkansas River Power Authority, (XLCA), 5.875%, 10/1/26	$878,228
		$878,228
Insured-General Obligations — 13.9%
$1,000	Boulder, Larimer and Weld Counties ST. Vrain Valley, (FGIC), 5.25%, 12/15/19	$1,101,690
500	Castle Pines, North Metropolitan District, (FSA), 5.00%, 12/1/27	520,205
1,000	El Paso County, School District #20, (MBIA), 5.00%, 12/15/25	1,044,450
1,000	Pueblo County, School District #70, (FGIC), 5.00%, 12/1/19	1,078,330
200	Puerto Rico, (FSA), Variable Rate, 5.859%, 7/1/27(1)(2)	229,332
655	West Metropolitan Fire Protection District, (MBIA), 5.25%, 12/1/21	710,138
		$4,684,145
Insured-Hospital — 2.3%
$750	Adams County, (Brighton Community Hospital Association), (MBIA), 5.00%, 2/1/31	$772,185
		$772,185
Insured-Lease Revenue / Certificates of Participation — 1.5%
$400	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 7.55%, 6/1/24(1)(2)	$502,788
		$502,788
Insured-Special Tax Revenue — 9.4%
$500	Aspen, Sales Tax Revenue, (FSA), 5.25%, 11/1/25	$535,705
500	Denver Convention Center, (XLCA), 4.75%, 12/1/35	498,005

See notes to financial statements

Eaton Vance Colorado Municipals Fund as of July 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue (continued)
$1,000	Denver Convention Center, (XLCA), 5.125%, 12/1/26	$1,048,960
1,000	Sand Creek, Metropolitan District, (XLCA), 5.375%, 12/1/27	1,063,380
		$3,146,050
Insured-Transportation — 17.7%
$3,500	E-470 Colorado Public Highway Authority, (MBIA), 0.00%, 9/1/16	$2,253,825
1,750	Northwest Parkway Public Highway Authority, (FSA), 5.25%, 6/15/41(3)	1,826,860
3,095	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	1,851,150
		$5,931,835
Insured-Water and Sewer — 4.5%
$500	Colorado Water Resources, Power Development Authority, (Colorado UTE Electric Association), (FSA), 4.375%, 8/1/35	$472,145
1,000	Widefield, Water and Sanitation District, (MBIA), 5.00%, 12/1/25	1,040,360
		$1,512,505
Senior Living / Life Care — 2.2%
$400	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	$396,628
425	Logan County, Industrial Development, (TLC Care Choices, Inc.), 6.875%, 12/1/23(4)	345,130
		$741,758
Special Tax Revenue — 3.9%
$400	Bachelor Gulch, Metropolitan District, 6.70%, 11/15/19	$419,768
360	Bell Mountain Ranch, Metropolitan District, 6.625%, 11/15/25	382,608
500	Cottonwood, Water and Sanitation District, 7.75%, 12/1/20	514,290
		$1,316,666
Transportation — 0.9%
$300	Eagle County, (Eagle County Airport Terminal), (AMT), 5.25%, 5/1/20	$300,657
		$300,657

Principal Amount (000's omitted)	Security	Value
Water and Sewer — 1.8%
$540	Colorado Water Resources, Power Development Authority, 5.50%, 9/1/22	$610,276
		$610,276
Total Tax-Exempt Investments — 97.8% (identified cost $31,281,533)		$32,842,328
Other Assets, Less Liabilities — 2.2%		$745,352
Net Assets — 100.0%		$33,587,680

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Administration

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Colorado municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2006, 56.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 6.6% to 18.6% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the aggregate value of the securities is $732,120 or 2.2% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2006.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Defaulted bond.

(5)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

See notes to financial statements

Eaton Vance Connecticut Municipals Fund as of July 31, 2006

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 98.8%
Principal Amount (000's omitted)	Security	Value
Education — 6.9%
$500	Connecticut HEFA, (Canterbury School), (RADIAN), 5.00%, 7/1/36	$507,995
2,050	Connecticut HEFA, (Loomis Chaffee School), 5.25%, 7/1/31	2,283,782
2,500	Connecticut HEFA, (University of Hartford), 5.25%, 7/1/32	2,603,000
2,000	Connecticut HEFA, (Yale University), 5.00%, 7/1/42	2,054,380
1,350	University of Connecticut, 5.00%, 5/15/23	1,399,572
		$8,848,729
Electric Utilities — 3.4%
$3,135	Connecticut Development Authority, (Connecticut Light and Power), 5.85%, 9/1/28	$3,279,273
1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	1,027,780
		$4,307,053
Escrowed / Prerefunded — 3.9%
$3,010	Connecticut Clean Water Fund, Prerefunded to 10/1/11, 5.50%, 10/1/19	$3,252,967
1,500	Connecticut HEFA, (Loomis Chaffee School), Prerefunded to 7/1/11, 5.25%, 7/1/31	1,611,570
170	Puerto Rico Public Finance Corp., Escrowed to Maturity, 6.00%, 8/1/26	206,829
		$5,071,366
General Obligations — 7.1%
$1,750	Connecticut, 0.00%, 11/1/09	$1,545,127
1,270	Danbury, 4.50%, 2/1/14	1,322,667
1,475	North Haven, 5.00%, 7/15/23	1,597,440
1,490	North Haven, 5.00%, 7/15/25	1,617,157
1,065	Puerto Rico, 0.00%, 7/1/15	721,197
400	Redding, 5.50%, 10/15/18	450,664
650	Redding, 5.625%, 10/15/19	742,755
535	Wilton, 5.25%, 7/15/18	593,481
535	Wilton, 5.25%, 7/15/19	594,925
		$9,185,413
Housing — 0.8%
$1,000	Connecticut HFA, 4.70%, 5/15/28	$1,002,080
		$1,002,080

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue — 7.5%
$3,065	Connecticut Development Authority, Airport Facility, (Signature Flight), (AMT), 6.625%, 12/1/14	$3,080,509
4,500	Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	4,493,790
700	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	694,428
1,350	Sprague, Environmental Improvement, (International Paper Co.), (AMT), 5.70%, 10/1/21	1,389,001
		$9,657,728
Insured-Education — 8.4%
$1,550	Connecticut HEFA, (Connecticut College), (MBIA), 5.00%, 7/1/32	$1,598,825
1,000	Connecticut HEFA, (Greenwich Academy), (FSA), 5.00%, 3/1/32	1,027,140
5,305	Connecticut HEFA, (Trinity College), (MBIA), 5.50%, 7/1/21	6,035,021
1,000	Connecticut HEFA, (Westminster School), (MBIA), 5.00%, 7/1/29	1,018,410
1,000	University of Connecticut, (FGIC), 5.00%, 2/15/24	1,051,490
		$10,730,886
Insured-Electric Utilities — 2.8%
$1,000	Puerto Rico Electric Power Authority, (FGIC), 5.00%, 7/1/35	$1,037,470
1,000	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 8.775%, 7/1/16(1)(2)	1,349,680
830	Puerto Rico Electric Power Authority, DRIVERS, (FSA), Variable Rate, 7.94%, 7/1/29(1)(2)	951,313
250	Puerto Rico Electric Power Authority, RITES, (MBIA), Variable Rate, 5.401%, 7/1/33(1)(2)	255,910
		$3,594,373
Insured-Escrowed / Prerefunded — 5.8%
$2,500	Connecticut HEFA, (Fairfield University), (MBIA), Prerefunded to 7/1/09, 5.25%, 7/1/25	$2,625,400
1,000	Connecticut Special Tax Transportation Infrastructure, (FSA), Prerefunded to 10/1/11, 5.00%, 10/1/21	1,056,960
1,500	Connecticut, (FSA), Prerefunded to 10/15/12, 5.00%, 10/15/19	1,598,160
515	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	548,156
1,500	Suffield, (MBIA), Prerefunded to 6/15/11, 4.75%, 6/15/21	1,565,145
		$7,393,821

See notes to financial statements

Eaton Vance Connecticut Municipals Fund as of July 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations — 10.3%
$3,870	Bridgeport, (FGIC), 4.75%, 8/15/21	$3,952,470
2,305	Bridgeport, (FGIC), 5.375%, 8/15/19	2,469,047
1,000	Connecticut, (AMBAC), 5.25%, 6/1/20	1,107,600
1,200	Connecticut, (AMBAC), Variable Rate, 8.02%, 7/1/19(1)(2)	1,577,496
1,000	Connecticut, (FGIC), 5.00%, 4/1/24	1,042,930
1,000	New Britain, (MBIA), 6.00%, 3/1/12	1,085,200
1,490	New Haven, (FGIC), 5.00%, 11/1/18	1,570,505
350	Puerto Rico, (FSA), Variable Rate, 5.859%, 7/1/27(1)(2)	401,331
		$13,206,579
Insured-Hospital — 7.5%
$2,000	Connecticut HEFA, (Children's Medical Center), (MBIA), 5.00%, 7/1/21	$2,086,880
1,920	Connecticut HEFA, (Danbury Hospital), (AMBAC), 4.25%, 7/1/36	1,777,248
1,960	Connecticut HEFA, (Danbury Hospital), (AMBAC), 4.75%, 7/1/34	1,977,718
1,350	Connecticut HEFA, (Lawrence and Memorial Hospital), (MBIA), 5.00%, 7/1/22	1,350,769
2,335	Connecticut HEFA, (William W. Backus Hospital), (FSA), 5.00%, 7/1/26	2,424,244
		$9,616,859
Insured-Lease Revenue / Certificates of Participation — 3.6%
$3,250	Puerto Rico Public Building Authority, (AMBAC), 5.50%, 7/1/21	$3,662,620
800	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 7.55%, 6/1/24(1)(2)	1,005,576
		$4,668,196
Insured-Other Revenue — 1.4%
$550	Connecticut HEFA, (Child Care Facility Program), (AMBAC), 5.00%, 7/1/31	$563,695
1,150	Connecticut HEFA, (Village Families & Children), (AMBAC), 5.00%, 7/1/32	1,182,085
		$1,745,780
Insured-Pooled Loans — 1.0%
$1,190	Connecticut Higher Education Supplemental Loan Authority, (MBIA), (AMT), 5.25%, 11/15/21	$1,225,022
		$1,225,022

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue — 3.6%
$2,000	Connecticut Special Tax Transportation Infrastructure, (AMBAC), 5.00%, 7/1/24	$2,091,400
1,250	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/23	1,420,025
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,145,640
		$4,657,065
Insured-Transportation — 9.9%
$5,500	Connecticut Airport, (Bradley International Airport), (FGIC), (AMT), 5.125%, 10/1/26	$5,618,580
500	Guam International Airport Authority, (MBIA), 5.25%, 10/1/23	532,745
1,750	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,153,232
1,630	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 6.088%, 7/1/28(1)(2)	1,730,799
3,000	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	3,339,990
300	Puerto Rico Highway and Transportation Authority, RITES, (CIFG), Variable Rate, 6.901%, 7/1/41(1)(2)(3)	402,003
		$12,777,349
Insured-Water and Sewer — 3.7%
$1,340	South Central Connecticut Regional Water Authority, (FGIC), 5.125%, 8/1/29	$1,388,347
1,250	South Central Connecticut Regional Water Authority, (MBIA), 5.00%, 8/1/25	1,291,950
2,000	South Central Connecticut Regional Water Authority, (MBIA), 5.00%, 8/1/28	2,076,780
		$4,757,077
Lease Revenue / Certificates of Participation — 1.6%
$1,830	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), 6.00%, 8/1/26	$2,109,038
		$2,109,038
Other Revenue — 0.6%
$8,700	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$549,753
7,400	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	246,494
		$796,247

See notes to financial statements

Eaton Vance Connecticut Municipals Fund as of July 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Solid Waste — 2.2%
$2,750	Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$2,810,500
		$2,810,500
Special Tax Revenue — 4.5%
$3,180	Connecticut Special Tax Transportation Infrastructure, 6.125%, 9/1/12(4)	$3,483,181
2,000	Connecticut Special Tax Transportation Infrastructure, 6.50%, 10/1/12	2,281,860
		$5,765,041
Transportation — 0.4%
$500	Puerto Rico Highway and Transportation Authority, 5.50%, 7/1/15	$540,375
		$540,375
Water and Sewer — 1.9%
$1,250	Connecticut Clean Water Fund, 6.00%, 10/1/12	$1,372,750
1,100	Stamford, Water Pollution Control System and Facilities, 5.00%, 11/15/32	1,134,815
		$2,507,565
Total Tax-Exempt Investments — 98.8% (identified cost $121,170,092)		$126,974,142
Other Assets, Less Liabilities — 1.2%		$1,500,595
Net Assets — 100.0%		$128,474,737

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

RADIAN - Radian Group, Inc.

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2006, 58.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.9% to 19.0% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the aggregate value of the securities is $7,674,108 or 6.0% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2006.

(3)  Security is subject to a shortfall and forbearance agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Michigan Municipals Fund as of July 31, 2006

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 98.8%
Principal Amount (000's omitted)	Security	Value
Education — 3.5%
$1,250	Michigan Higher Education Facilities Authority, (Creative Studies), 5.85%, 12/1/22	$1,316,975
750	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	759,645
		$2,076,620
Electric Utilities — 1.7%
$1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	$1,027,780
		$1,027,780
General Obligations — 3.1%
$500	Kent County Building Authority, 5.50%, 6/1/26	$574,765
1,250	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	1,294,537
		$1,869,302
Health Care-Miscellaneous — 1.0%
$615	Pittsfield Township EDC, (Arbor Hospice), 7.875%, 8/15/27	$627,546
		$627,546
Hospital — 16.7%
$500	Allegan Hospital Finance Authority, (Allegan General Hospital), 7.00%, 11/15/21	$536,270
275	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	282,521
500	Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), 5.875%, 11/15/34	524,850
470	Mecosta County, (Michigan General Hospital), 5.75%, 5/15/09	479,508
2,000	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.25%, 10/1/27	2,040,480
1,500	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	1,545,960
1,250	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	1,260,363
1,500	Michigan Hospital Finance Authority, (Oakwood Hospital), 5.75%, 4/1/32	1,587,825
750	Michigan Hospital Finance Authority, (Sparrow Obligation Group), 5.625%, 11/15/36	781,740
1,000	Michigan Hospital Finance Authority, (Trinity Health), 5.00%, 8/15/34	1,021,050
		$10,060,567

Principal Amount (000's omitted)	Security	Value
Insured-Education — 1.3%
$795	Ferris State University, (AMBAC), 5.00%, 10/1/23(1)	$805,216
		$805,216
Insured-Electric Utilities — 4.0%
$2,000	Michigan Strategic Fund Resource Recovery, (Detroit Edison Co.), (MBIA), (AMT), 5.55%, 9/1/29	$2,095,200
300	Michigan Strategic Fund, (Detroit Edison Co.), (FGIC), 6.95%, 5/1/11	338,136
		$2,433,336
Insured-Escrowed / Prerefunded — 13.8%
$2,000	Detroit School District, (FGIC), Prerefunded to 5/1/13, 5.25%, 5/1/28	$2,160,600
205	Ferris State University, (AMBAC), Prerefunded to 4/1/08, 5.00%, 10/1/23(1)	209,276
1,000	Novi Building Authority, (FSA), Prerefunded to 10/1/10, 5.50%, 10/1/25	1,074,030
2,165	Warren, Water and Sewer, (FSA), Prerefunded to 11/1/11, 5.25%, 11/1/26	2,312,155
1,500	Wyoming Public Schools, (FGIC), Prerefunded to 5/1/08, 5.125%, 5/1/23	1,535,865
1,000	Zeeland Public Schools, (FGIC), Prerefunded to 5/1/09, 5.25%, 5/1/22	1,038,580
		$8,330,506
Insured-General Obligations — 40.5%
$1,000	Ann Arbor, School District, (MBIA), 4.75%, 5/1/29	$1,006,700
1,200	Brandon, School District, (FSA), 4.50%, 5/1/33	1,169,844
1,275	Brandon, School District, (FSA), 4.50%, 5/1/35	1,237,872
1,005	Brighton School District, (AMBAC), 0.00%, 5/1/18	595,774
2,500	Detroit, City School District, (FSA), 5.25%, 5/1/32	2,781,975
1,000	Detroit, City School District, (FSA), 6.00%, 5/1/29	1,194,840
1,000	East Lansing, School District, (MBIA), 5.00%, 5/1/30	1,034,670
1,000	Grand Blanc Community Schools, (FSA), 5.00%, 5/1/28	1,032,010
1,000	Healthsource Saginaw, Inc., (MBIA), 5.00%, 5/1/29	1,028,840
1,900	Holland School District, (AMBAC), 0.00%, 5/1/17	1,181,306
1,000	Hudsonville Public Schools, (FSA), 5.00%, 5/1/27	1,036,130
1,000	Hudsonville Public Schools, (FSA), 5.00%, 5/1/29	1,030,690
2,410	Okemos Public Schools, (MBIA), 0.00%, 5/1/16	1,578,574
2,790	Parchment School District, (MBIA), 5.00%, 5/1/25	3,000,171
750	Paw Paw Public School District, (MBIA), 4.75%, 5/1/31	754,898
350	Puerto Rico, (FSA), Variable Rate, 5.859%, 7/1/27(2)(3)	401,331
1,400	Redford Union School District No.1, (AMBAC), 5.00%, 5/1/22	1,500,394

See notes to financial statements

Eaton Vance Michigan Municipals Fund as of July 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$1,000	Van Buren Township, Local Development Finance Authority, (XLCA), 4.50%, 10/1/31	$971,330
2,115	Woodhaven Brownstown School District, (FSA), 4.00%, 5/1/27	1,922,366
		$24,459,715
Insured-Housing — 0.3%
$190	Michigan HDA, Rental Housing, (MBIA), (AMT), 5.30%, 10/1/37	$191,554
		$191,554
Insured-Transportation — 5.2%
$1,000	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	$1,113,330
2,000	Wayne Charter County Airport, Residual Certificates, (MBIA), (AMT), Variable Rate, 6.06%, 12/1/28(2)(4)	2,040,820
		$3,154,150
Special Tax Revenue — 4.7%
$3,050	Detroit, Downtown Tax Increment, 0.00%, 7/1/16	$1,865,380
2,000	Detroit, Downtown Tax Increment, 0.00%, 7/1/20	976,560
		$2,841,940
Transportation — 3.0%
$750	Kent County Airport Facility, Variable Rate, 8.15%, 1/1/25(2)(3)	$785,055
1,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/36	1,010,480
		$1,795,535
Total Tax-Exempt Investments — 98.8% (identified cost $55,650,819)		$59,673,767
Other Assets, Less Liabilities — 1.2%		$703,101
Net Assets — 100.0%		$60,376,868

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2006, 66.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 25.5% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the aggregate value of the securities is $3,227,206 or 5.3% of the Fund's net assets.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2006.

(4)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2006.

See notes to financial statements

Eaton Vance Minnesota Municipals Fund as of July 31, 2006

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 98.7%
Principal Amount (000's omitted)	Security	Value
Education — 11.1%
$1,000	Hopkins, (Blake School), 5.50%, 9/1/24	$1,014,540
750	Minnesota Higher Education Facilities Authority, (Ausburg College), 5.00%, 5/1/36	748,785
1,250	Minnesota Higher Education Facilities Authority, (Hamline University), 6.00%, 10/1/29	1,294,037
575	Minnesota Higher Education Facilities Authority, (Minneapolis College of Art), 5.375%, 5/1/21	587,989
1,380	St. Cloud Housing and Redevelopment Authority, (University Foundation), 5.00%, 5/1/23	1,421,924
		$5,067,275
Electric Utilities — 7.1%
$750	Minnesota Municipal Power Agency, 5.00%, 10/1/34	$758,873
400	Puerto Rico Electric Power Authority, Variable Rate, 5.67%, 7/1/29(1)(2)	422,224
1,980	Rochester Electric, 5.25%, 12/1/30	2,033,440
		$3,214,537
Escrowed / Prerefunded — 4.7%
$1,980	Chaska, Electric, Prerefunded to 10/1/10, 6.10%, 10/1/30	$2,155,032
		$2,155,032
General Obligations — 5.6%
$750	Dakota County, Community Development Agency, (Senior Housing Facilities), 5.00%, 1/1/21	$772,365
825	Minneapolis and St. Paul General Obligation, Metropolitan Airport Commission, (AMT), 4.50%, 1/1/15	838,349
950	Minnesota State, (Duluth Airport), (AMT), 6.25%, 8/1/14	954,076
		$2,564,790
Hospital — 11.9%
$1,000	Maple Grove Health Care, (North Memorial Health Care), 5.00%, 9/1/35	$1,013,440
700	Martin County, (Fairmont Community Hospital Association), 6.625%, 9/1/22	740,957
500	Northfield, Hospital Revenue, 5.375%, 11/1/31(3)	516,475
1,500	Rochester Health Care Facilities, (Mayo Clinic), Variable Rate, 7.04%, 11/15/27(1)(2)	1,599,420
500	Shakopee Health Care Facilities, (St. Francis Regional Medical Center), 5.25%, 9/1/34	513,625
1,000	St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), 5.25%, 7/1/30	1,032,300
		$5,416,217

Principal Amount (000's omitted)	Security	Value
Housing — 7.1%
$500	Columbia Heights, Multifamily, (Housing Crest), 6.625%, 4/20/43	$539,400
500	Minneapolis, Multifamily, (Bottineau Commons), (AMT), 5.45%, 4/20/43	516,475
500	Minnesota Housing Finance Agency, (AMT), 5.00%, 8/1/40	498,700
1,650	Minnetonka, Multifamily, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,692,966
		$3,247,541
Industrial Development Revenue — 2.2%
$1,000	Cloquet, (Potlach Corp.), 5.90%, 10/1/26	$1,015,540
		$1,015,540
Insured-Education — 3.4%
$1,000	Minnesota State Colleges and University, (MBIA), 5.00%, 10/1/32	$1,036,780
500	Minnesota State Colleges and University, (St. Cloud St. University), (FSA), 5.00%, 10/1/19	525,300
		$1,562,080
Insured-Electric Utilities — 11.6%
$500	Puerto Rico Electric Power Authority, RITES, (FSA), Variable Rate, 6.884%, 7/1/29(1)(4)	$573,080
950	Southern Minnesota Municipal Power Agency, (MBIA), 0.00%, 1/1/21(5)	490,371
10,000	Southern Minnesota Municipal Power Agency, (MBIA), 0.00%, 1/1/25	4,235,100
		$5,298,551
Insured-General Obligations — 6.2%
$2,245	Cambridge, Independent School District No. 911, (MBIA), 0.00%, 2/1/29	$724,888
1,000	Rosemount, Independent School District No. 196, (FSA), 5.00%, 2/1/23	1,046,090
1,000	Spring Lake Park, Independent School District No. 16, (FSA), 5.00%, 2/1/22	1,052,130
		$2,823,108
Insured-Hospital — 3.3%
$1,000	Minneapolis Health Care System, (Fairview Health Services), (AMBAC), 5.00%, 11/15/34	$1,030,350
450	Plymouth, (Westhealth), (FSA), 6.25%, 6/1/16	457,074
		$1,487,424

See notes to financial statements

Eaton Vance Minnesota Municipals Fund as of July 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation — 2.9%
$1,270	Hopkins, Housing and Redevelopment Authority, (Public Works and Fire Station), (MBIA), 5.00%, 2/1/20	$1,326,388
		$1,326,388
Insured-Other Revenue — 1.9%
$800	St. Paul, Housing and Redevelopment Authority, (Block 19), (FSA), 5.35%, 8/1/29(6)	$841,592
		$841,592
Insured-Special Tax Revenue — 2.3%
$1,000	Washington County, Housing and Redevelopment Authority, (Annual Appropriation), (MBIA), 5.50%, 2/1/32	$1,047,500
		$1,047,500
Insured-Transportation — 3.9%
$235	Minneapolis and St. Paul Metropolitan Airport Commission, (AMBAC), 5.00%, 1/1/27	$243,065
1,500	Minneapolis and St. Paul Metropolitan Airport Commission, (FGIC), 5.25%, 1/1/32(6)	1,552,440
		$1,795,505
Miscellaneous — 4.5%
$2,000	Minneapolis, Art Center Facilities, (Walker Art Center), 5.125%, 7/1/21	$2,065,820
		$2,065,820
Pooled Loans — 3.6%
$1,605	Minneapolis, Community Development Agency, Common Bond Fund, (AMT), 6.80%, 12/1/24	$1,625,865
		$1,625,865
Senior Living / Life Care — 5.4%
$1,000	Columbia Heights, Multifamily, (Crestview Corp.), 6.00%, 3/1/33	$1,008,180
670	Minneapolis, (Walker Methodist Senior Services), 6.00%, 11/15/28	671,930

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care (continued)
$975	St. Paul, Housing and Redevelopment, (Care Institute, Inc.- Highland), 8.75%, 11/1/24	$784,407
		$2,464,517
Total Tax-Exempt Investments — 98.7% (identified cost $42,804,517)		$45,019,282
Other Assets, Less Liabilities — 1.3%		$578,857
Net Assets — 100.0%		$45,598,139

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2006, 35.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.8% to 19.7% of total investments.

(1)   Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the aggregate value of the securities is $2,594,724 or 5.7% of the Fund's net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2006.

(3)  When-issued security.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2006.

(5)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(6)  Security (or a portion thereof) has been segregated to cover when-issued securities.

See notes to financial statements

Eaton Vance New Jersey Municipals Fund as of July 31, 2006

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 99.4%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 0.4%
$1,000	New Jersey EDA, (Trigen Trenton), (AMT), 6.20%, 12/1/07	$1,005,370
		$1,005,370
Education — 0.4%
$1,000	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.25%, 7/1/32	$1,025,290
		$1,025,290
Electric Utilities — 4.6%
$9,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	$5,554,620
2,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	1,234,360
2,000	Puerto Rico Electric Power Authority, Variable Rate, 5.67%, 7/1/29(1)(2)	2,111,120
2,500	Salem County, Pollution Control Financing, (Public Services Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	2,655,225
		$11,555,325
General Obligations — 1.0%
$3,000	Mercer County Improvement Authority, 0.00%, 4/1/10	$2,597,310
		$2,597,310
Health Care-Miscellaneous — 0.5%
$1,150	New Jersey EDA, (Hudson County Occupational Center), 6.50%, 7/1/18	$1,183,039
		$1,183,039
Hospital — 12.0%
$600	Camden County, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	$602,634
1,350	Camden County, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	1,350,810
1,200	Camden County, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	1,230,252
2,250	Camden County, Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	2,376,382
2,000	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Center), 5.75%, 7/1/25	2,119,460
3,000	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.25%, 7/1/17	3,056,640
2,625	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.375%, 7/1/33	2,694,195

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$1,505	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/34	$1,591,312
2,700	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/25	2,862,783
1,020	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	1,031,261
2,000	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.75%, 7/1/31	2,107,480
1,800	New Jersey Health Care Facilities Financing Authority, (Saint Peters University Hospital), 6.875%, 7/1/30	1,975,896
1,800	New Jersey Health Care Facilities Financing Authority, (Saint Peters University Hospital), 6.875%, 7/1/20	1,974,528
550	New Jersey Health Care Facilities Financing Authority, (St. Elizabeth's Hospital), 6.00%, 7/1/20	567,710
2,000	New Jersey Health Care Facilities Financing Authority, (St. Elizabeth's Hospital), 6.00%, 7/1/27	2,061,580
2,500	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	2,751,975
		$30,354,898
Housing — 2.9%
$7,255	New Jersey Housing & Mortgage Finance Agency, (AMT), 5.00%, 10/1/36	$7,381,164
		$7,381,164
Industrial Development Revenue — 5.2%
$2,500	Middlesex County Pollution Control Authority, (Amerada Hess Corp.), 5.75%, 9/15/32	$2,629,550
1,875	New Jersey EDA, (Continental Airlines), (AMT), 6.25%, 9/15/29	1,918,762
1,875	New Jersey EDA, (Continental Airlines), (AMT), 9.00%, 6/1/33	2,213,831
1,500	New Jersey EDA, (Holt Hauling), (AMT), 7.90%, 3/1/27(3)	1,450,500
5,640	New Jersey EDA, (Holt Hauling), (AMT), 8.95%, 12/15/18(3)	5,076,000
		$13,288,643
Insured-Education — 1.5%
$1,745	New Jersey Educational Facilities Authority, (Ramapo College of New Jersey), (MBIA), 5.00%, 7/1/36	$1,810,577
1,935	New Jersey University of Medicine and Dentistry, Certificates of Participation, (MBIA), 5.00%, 6/15/36	1,984,884
		$3,795,461

See notes to financial statements

Eaton Vance New Jersey Municipals Fund as of July 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities — 1.2%
$1,300	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 8.775%, 7/1/16(1)(4)	$1,754,584
1,180	Puerto Rico Electric Power Authority, DRIVERS, (FSA), Variable Rate, 7.94%, 7/1/29(1)(4)	1,352,469
		$3,107,053
Insured-Escrowed / Prerefunded — 1.7%
$2,155	New Jersey EDA, RITES, (FSA), Prerefunded to 5/1/09, Variable Rate, 5.996%, 5/1/18(1)(4)	$2,362,570
110	New Jersey Turnpike Authority, (MBIA), Escrowed to Maturity, 6.50%, 1/1/16	127,316
1,565	New Jersey Turnpike Authority, (MBIA), Escrowed to Maturity, 6.50%, 1/1/16	1,811,362
		$4,301,248
Insured-Gas Utilities — 4.0%
$10,000	New Jersey EDA, New Jersey Natural Gas Co., (FGIC), (AMT), 4.90%, 10/1/40	$10,066,200
		$10,066,200
Insured-General Obligations — 10.4%
$1,325	Colts Neck Township Board of Education, (FSA), 5.00%, 2/1/23	$1,414,623
1,650	Colts Neck Township Board of Education, (FSA), 5.00%, 2/1/27	1,745,221
1,732	Elmwood Park Board of Education, (FSA), 4.50%, 8/1/29	1,711,216
1,000	High Bridge Board of Education, (FSA), 5.00%, 2/15/26	1,093,970
5,350	Irvington Township, (FSA), 0.00%, 7/15/22	2,557,353
5,350	Irvington Township, (FSA), 0.00%, 7/15/23	2,429,649
2,000	Irvington Township, (FSA), 0.00%, 7/15/24	862,420
12,135	Jackson Township School District, (MBIA), 2.50%, 6/15/27	8,811,709
1,750	Madison Boro Board of Education, (MBIA), 4.75%, 7/15/35	1,762,023
1,300	Monroe Township Board of Education Middlesex County, (MBIA), 4.50%, 4/1/33	1,271,270
1,595	Monroe Township Board of Education Middlesex County, (MBIA), 4.625%, 4/1/34	1,587,009
1,000	Monroe Township Board of Education Middlesex County, (MBIA), 4.75%, 4/1/36	1,007,270
		$26,253,733
Insured-Hospital — 5.5%
$4,250	New Jersey EDA, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$2,425,093
3,000	New Jersey EDA, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/21	1,546,380

Principal Amount (000's omitted)	Security	Value
Insured-Hospital (continued)
$10,970	New Jersey EDA, (St. Barnabas Medical Center), (MBIA), 0.00%, 7/1/26	$4,290,038
2,890	New Jersey Health Care Facilities Financing Authority, (St. Barnabas Health Center), (MBIA), Variable Rate, 5.246%, 7/1/28(1)(4)	2,944,014
6,000	New Jersey Health Care Facilities Financing Authority, (St. Barnabas Medical Center), (MBIA), 0.00%, 7/1/23	2,729,760
		$13,935,285
Insured-Lease Revenue / Certificates of Participation — 0.7%
$1,760	Gloucester County Improvement Authority, (MBIA), 4.75%, 9/1/30	$1,776,104
		$1,776,104
Insured-Special Tax Revenue — 5.1%
$10,620	Garden State Preservation Trust, (FSA), 0.00%, 11/1/24	$4,516,686
10,000	Garden State Preservation Trust, (FSA), 0.00%, 11/1/27	3,664,800
2,000	New Jersey EDA, (Motor Vehicle Surcharges), (MBIA), 5.25%, 7/1/26	2,219,660
2,520	Puerto Rico Convention Center Authority, (CIFG), Variable Rate, 5.79%, 7/1/36(1)(4)	2,415,722
		$12,816,868
Insured-Transportation — 16.3%
$1,675	Delaware River Port Authority, (FSA), 5.20%, 1/1/25	$1,745,116
3,250	Delaware River Port Authority, (FSA), 5.20%, 1/1/27	3,378,115
5,500	Delaware River Port Authority, (FSA), 5.75%, 1/1/26	5,802,500
24,615	New Jersey Transportation Trust Fund Authority, (AMBAC), 0.00%, 12/15/36	5,728,895
2,400	New Jersey Turnpike Authority, (FSA), 5.25%, 1/1/30	2,675,568
325	New Jersey Turnpike Authority, (MBIA), 6.50%, 1/1/16	375,349
5,000	New Jersey Turnpike Authority, RITES, (MBIA), Variable Rate, 9.304%, 1/1/16(2)	6,549,400
1,500	Newark Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/25	1,548,225
2,500	Newark Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/37	2,567,675
2,100	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	2,153,067
3,000	Puerto Rico Highway and Transportation Authority, (XLCA), 5.50%, 7/1/36	3,279,180
4,450	South Jersey Transportation Authority, (FGIC), 4.50%, 11/1/35	4,340,085

See notes to financial statements

Eaton Vance New Jersey Municipals Fund as of July 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$1,100	South Jersey Transportation Authority, (FGIC), 5.00%, 11/1/33	$1,136,333
		$41,279,508
Insured-Water and Sewer — 3.1%
$2,060	Middlesex County Utilities Authority, (MBIA), 6.25%, 8/15/10	$2,165,575
13,840	North Hudson Sewer Authority, (MBIA), 0.00%, 8/1/25	5,661,944
		$7,827,519
Lease Revenue / Certificates of Participation — 3.9%
$720	Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/14	$907,409
785	Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/15	1,007,681
2,591	New Jersey Building Authority, (Garden State Savings Bonds), 0.00%, 6/15/10	2,220,927
1,650	New Jersey EDA, (Economic Recovery), Contract Lease, 0.00%, 9/15/09	1,458,518
5,500	New Jersey EDA, (Economic Recovery), Contract Lease, 0.00%, 3/15/13	4,190,725
		$9,785,260
Other Revenue — 3.7%
$16,000	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$1,011,040
13,600	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	453,016
2,000	Puerto Rico Infrastructure Financing Authority, Variable Rate, 6.497%, 10/1/34(1)(4)	2,389,460
3,175	Tobacco Settlement Financing Corp., 6.75%, 6/1/39	3,564,192
1,500	Tobacco Settlement Financing Corp., Variable Rate, 9.037%, 6/1/39(1)(2)(5)	1,867,755
		$9,285,463
Senior Living / Life Care — 2.8%
$2,650	New Jersey EDA, (Fellowship Village), 5.50%, 1/1/18	$2,689,777
2,115	New Jersey EDA, (Fellowship Village), 5.50%, 1/1/25	2,130,905
3,390	New Jersey EDA, (Forsgate), (AMT), 8.625%, 6/1/25(6)	2,176,787
		$6,997,469
Special Tax Revenue — 1.5%
$3,500	New Jersey EDA, (Cigarette Tax), Variable Rate, 7.23%, 6/15/34(1)(2)	$3,873,100
		$3,873,100

Principal Amount (000's omitted)	Security	Value
Transportation — 8.8%
$19,000	Port Authority of New York and New Jersey, 6.125%, 6/1/94(7)	$22,332,220
		$22,332,220
Water and Sewer — 2.2%
$5,440	New Jersey EDA, (Atlantic City Sewer), (AMT), 5.45%, 4/1/28	$5,580,352
		$5,580,352
Total Tax-Exempt Investments — 99.4% (identified cost $235,019,302)		$251,403,882
Other Assets, Less Liabilities — 0.6%		$1,560,009
Net Assets — 100.0%		$252,963,891

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2006, 49.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 21.8% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the aggregate value of the securities is $21,070,794 or 8.3% of the Fund's net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2006.

(3)  Defaulted bond.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2006.

(5)  Security is subject to a shortfall and forbearance agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security.

(6)  Security is in default and making only partial interest payments.

(7)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Pennsylvania Municipals Fund as of July 31, 2006

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 100.3%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 3.4%
$1,755	Carbon County IDA, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$1,849,840
5,000	Pennsylvania EDA, (Northampton Generating), (AMT), 6.50%, 1/1/13	4,999,400
1,000	Pennsylvania EDA, (Northampton Generating), (AMT), 6.60%, 1/1/19	1,010,580
		$7,859,820
Education — 2.6%
$6,050	Pennsylvania HEFA, (University of Pennsylvania), 4.75%, 7/15/35	$6,052,057
		$6,052,057
Electric Utilities — 1.9%
$2,000	Pennsylvania EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	$2,145,420
2,250	York County IDA, Pollution Control, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	2,366,077
		$4,511,497
Escrowed / Prerefunded — 2.6%
$3,500	Chester County HEFA, (Devereux Foundation), Prerefunded to 11/1/09, 6.00%, 11/1/29	$3,676,785
1,835	Grove City, Area Hospital Authority, (Grove Manor), Prerefunded to 8/15/08, 6.625%, 8/15/29	1,930,567
500	Montgomery County Higher Education and Health Authority, (Faulkeways at Gwynedd), Prerefunded to 11/15/09, 6.75%, 11/15/24	549,660
		$6,157,012
General Obligations — 0.4%
$1,000	Radnor Township, 5.125%, 7/15/34	$1,038,540
		$1,038,540
Health Care-Miscellaneous — 1.3%
$2,000	Allegheny County IDA, (Residual Resources, Inc.), 6.50%, 9/1/21	$2,210,240
675	Allegheny County, (Residential Resources, Inc.), 6.60%, 9/1/31	749,020
		$2,959,260

Principal Amount (000's omitted)	Security	Value
Hospital — 11.0%
$3,060	Hazelton Health Service Authority, (Hazelton General Hospital), 5.50%, 7/1/27	$2,924,473
2,500	Lancaster County, Hospital Authority, 5.50%, 3/15/26	2,615,875
2,150	Lebanon County Health Facility Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	2,291,857
5,000	Lehigh County, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	5,174,300
2,000	Monroe County, Hospital Authority, (Pocono Medical Center), 6.00%, 1/1/43	2,111,800
1,110	Montgomery County Higher Education and Health Authority, (Catholic Health East), 5.375%, 11/15/34	1,156,687
4,100	Pennsylvania HEFA, (UPMC Health System), 6.00%, 1/15/31	4,440,587
2,850	St. Mary Hospital Authority, (Catholic Health East), 5.375%, 11/15/34	2,966,308
1,885	Washington County Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	1,984,377
		$25,666,264
Housing — 1.7%
$4,000	Pennsylvania Housing Finance Agency, (AMT), 4.875%, 4/1/26	$4,008,160
		$4,008,160
Industrial Development Revenue — 1.5%
$500	Erie IDA, (International Paper), (AMT), 5.85%, 12/1/20	$515,725
1,500	New Morgan IDA, (Browning-Ferris Industries, Inc.), (AMT), 6.50%, 4/1/19	1,488,855
1,500	Pennsylvania EDA, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	1,517,745
		$3,522,325
Insured-Education — 6.5%
$1,000	Chester County, IDA Educational Facility, (Westtown School), (AMBAC), 5.00%, 1/1/31	$1,021,110
1,350	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	1,413,018
4,965	Pennsylvania HEFA, (MBIA), 5.00%, 6/15/23	5,183,013
5,750	Pennsylvania HEFA, (Temple University), (MBIA), 4.50%, 4/1/36	5,589,057
2,000	Pennsylvania HEFA, (University of the Science in Philadelphia), (XLCA), 4.75%, 11/1/33	2,007,680
		$15,213,878

See notes to financial statements

Eaton Vance Pennsylvania Municipals Fund as of July 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities — 2.0%
$2,830	Lehigh County IDA, Pollution Control, (FGIC), Variable Rate, 6.46%, 2/15/27(1)(2)	$2,862,403
1,665	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 7.94%, 7/1/29(1)(2)	1,908,356
		$4,770,759
Insured-Escrowed / Prerefunded — 13.1%
$2,540	Allegheny County Sanitation Authority, (MBIA), Prerefunded to 12/1/10, 5.50%, 12/1/30	$2,727,706
2,500	Erie School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/19	1,410,450
2,625	Erie School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/20	1,406,475
2,625	Erie School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/21	1,334,419
3,625	Erie School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/22	1,752,035
1,750	Lower Moreland, Township Authority, Sewer Revenue, (FSA), Prefefunded to 8/1/09, 5.00%, 8/1/29	1,810,777
1,430	Mars Area, School District, (MBIA), Escrowed to Maturity, 0.00%, 3/1/14	1,040,525
2,320	McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	948,764
1,365	Pennsylvania Turnpike Commission, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	1,373,900
2,750	Pennsylvania Turnpike Commission, (AMBAC), Prerefunded to 7/15/11, 5.00%, 7/15/41	2,922,232
5,500	Philadelphia Gas Works Revenue, (FSA), Prerefunded to 7/1/08, 5.00%, 7/1/28	5,630,460
1,000	Philadelphia School District, (FSA), Prerefunded to 2/1/12, 5.50%, 2/1/31	1,082,740
5,400	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	2,855,628
5,780	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	2,893,468
2,610	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,381,343
		$30,570,922
Insured-General Obligations — 20.1%
$2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/20	$1,129,572
2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/21	1,072,067
2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/22	1,019,900
2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/23	968,254
7,350	Erie School District, (AMBAC), 0.00%, 9/1/30	2,317,749

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$1,075	Greater Nanticoke Area School District, (MBIA), 0.00%, 10/15/28	$376,992
1,075	Greater Nanticoke Area School District, (MBIA), 0.00%, 10/15/29	358,803
2,365	Harrisburg, (AMBAC), 0.00%, 3/15/17	1,472,615
5,175	Hazelton School District, (FGIC), 0.00%, 3/1/21	2,617,153
1,000	Hopewell School District, (FSA), 0.00%, 9/1/22	469,260
2,000	Hopewell School District, (FSA), 0.00%, 9/1/26	766,940
1,315	Lake Lehman School District, (MBIA), 0.00%, 4/1/26	514,389
3,000	Lancaster County, (XLCA), 5.00%, 5/1/26	3,115,920
1,100	McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	440,682
2,340	McKeesport Area School District, (AMBAC), 0.00%, 10/1/27	852,111
5,400	Northampton County, (FSA), 5.25%, 10/1/30	5,666,598
7,000	Philadelphia School District, (FGIC), 5.125%, 6/1/34	7,233,380
2,530	Philadelphia, (FSA), 5.00%, 3/15/28	2,579,487
3,355	Philadelphia, (FSA), 5.25%, 9/15/25	3,488,563
3,300	Puerto Rico, (FSA), Variable Rate, 5.859%, 7/1/27(1)(2)	3,783,978
500	Puerto Rico, (MBIA), Variable Rate, 8.775%, 7/1/20(1)(2)	692,870
655	Rochester Area School District, (AMBAC), 0.00%, 5/1/10	562,900
4,000	Spring Ford School District, (FGIC), 4.75%, 3/1/25	4,019,640
1,335	Whitehall Coplay School District, (XLCA), 4.50%, 12/15/26	1,320,008
		$46,839,831
Insured-Hospital — 4.0%
$3,750	Allegheny County Hospital Authority, (Magee-Womens Hospital), (FGIC), 0.00%, 10/1/15	$2,529,225
4,000	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), (FSA), 5.00%, 8/1/29	4,085,960
1,250	Sharon Health System Authority, (Sharon Regional Health System), (MBIA), 5.00%, 12/1/28	1,268,388
1,310	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.50%, 7/1/17	1,440,371
		$9,323,944
Insured-Lease Revenue / Certificates of Participation — 4.9%
$500	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 7.55%, 6/1/24(1)(2)	$628,485
9,505	State Public School Building Authority, (FSA), 5.50%, 6/1/28	10,824,294
		$11,452,779

See notes to financial statements

Eaton Vance Pennsylvania Municipals Fund as of July 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Other Revenue — 0.7%
$1,500	Erie County Convention Center Authority, (FGIC), 5.00%, 1/15/36	$1,540,020
		$1,540,020
Insured-Special Tax Revenue — 0.3%
$635	Pennsylvania Turnpike Commission, Franchise Tax Revenue, (AMBAC), 4.75%, 12/1/27	$637,394
		$637,394
Insured-Transportation — 6.8%
$1,600	Allegheny County Port Authority, (FGIC), 5.00%, 3/1/29	$1,637,856
5,000	Pennsylvania Turnpike Commission, (FSA), 5.25%, 7/15/30	5,581,600
2,810	Pennsylvania Turnpike Commission, (FSA), Variable Rate, 7.87%, 1/15/23(1)(2)	3,782,963
2,100	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	2,153,067
2,000	Puerto Rico Highway and Transportation Authority, RITES, (CIFG), Variable Rate, 6.901%, 7/1/41(1)(2)(3)	2,680,020
		$15,835,506
Insured-Utilities — 1.5%
$2,700	Philadelphia Gas Works Revenue, (FSA), Variable Rate, 8.335%, 7/1/17(1)(2)	$3,455,730
		$3,455,730
Insured-Water and Sewer — 6.1%
$460	Allegheny County Sanitation Authority, (MBIA), 5.50%, 12/1/30	$488,032
5,670	Delaware County IDA, (Aqua Pennsylvania, Inc.), (FGIC), (AMT), 5.00%, 2/1/35	5,770,189
1,000	Harrisburg Authority Water Revenue, (FSA), 5.00%, 7/15/29	1,025,060
2,500	Philadelphia Water and Wastewater, (FGIC), Variable Rate, 7.195%, 11/1/31(1)(2)	2,666,950
3,000	Pittsburgh Water and Sewer Authority, (AMBAC), 5.125%, 12/1/27	3,113,160
2,235	Westmoreland Municipal Authority, (FGIC), 0.00%, 8/15/19	1,187,388
		$14,250,779

Principal Amount (000's omitted)	Security	Value
Nursing Home — 2.7%
$2,000	Allegheny County HDA, (Villa St. Joseph), 6.00%, 8/15/28	$2,003,480
2,985	Montgomery IDA, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	2,986,045
1,250	Westmoreland County IDA, (Highland Health Systems, Inc.), 9.25%, 6/1/22	1,252,863
		$6,242,388
Senior Living / Life Care — 4.0%
$1,210	Bucks County IDA, (Pennswood), 6.00%, 10/1/27	$1,276,441
2,500	Cliff House Trust, (AMT), 6.625%, 6/1/27	1,734,700
1,700	Crawford County Hospital Authority, (Wesbury United Methodist Community), 6.25%, 8/15/29	1,743,095
1,835	Lancaster County, Hospital Authority, (Willow Valley Retirement Communities), 5.875%, 6/1/31	1,921,006
600	Montgomery County IDA, (Foulkeways at Gwynedd), 5.00%, 12/1/24	602,736
900	Montgomery County IDA, (Foulkeways at Gwynedd), 5.00%, 12/1/30	897,426
1,100	Philadelphia HEFA, (The Philadelphia Protestant Home), 6.50%, 7/1/27	1,106,314
		$9,281,718
Transportation — 1.2%
$1,000	Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/28	$1,022,540
1,000	Erie Municipal Airport Authority, (AMT), 5.875%, 7/1/16	993,280
750	Pennsylvania EDA, (Amtrak), (AMT), 6.25%, 11/1/31	800,138
		$2,815,958
Total Tax-Exempt Investments — 100.3% (identified cost $221,184,034)		$234,006,541
Other Assets, Less Liabilities — (0.3)%		$(787,179)
Net Assets — 100.0%		$233,219,362

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

See notes to financial statements

Eaton Vance Pennsylvania Municipals Fund as of July 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2006, 65.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 23.9% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the aggregate value of the securities is $22,461,755 or 9.6% of the Fund's net assets.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2006.

(3)  Security is subject to a shortfall and forbearance agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2006

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

As of July 31, 2006

	Arizona Fund	Colorado Fund	Connecticut Fund	Michigan Fund
Assets
Investments —
Identified cost	$79,852,824	$31,281,533	$121,170,092	$55,650,819
Unrealized appreciation	4,616,835	1,560,795	5,804,050	4,022,948
Investments, at value	$84,469,659	$32,842,328	$126,974,142	$59,673,767
Cash	$675,816	$849,225	$1,069,419	$388,409
Receivable for investments sold	—	—	—	91,590
Receivable for Fund shares sold	704,062	153	115,476	2,242
Interest receivable	621,502	444,101	1,334,620	667,428
Total assets	$86,471,039	$34,135,807	$129,493,657	$60,823,436
Liabilities
Payable for Fund shares redeemed	$214,840	$453,815	$672,629	$266,693
Payable for daily variation margin on open financial futures contracts	—	—	875	469
Dividends payable	116,336	35,947	196,334	95,693
Payable to affiliate for investment advisory fees	24,694	5,816	40,776	15,712
Payable to affiliate for distribution service fees	23,091	10,121	37,695	14,598
Accrued expenses	49,815	42,428	70,611	53,403
Total liabilities	$428,776	$548,127	$1,018,920	$446,568
Net Assets	$86,042,263	$33,587,680	$128,474,737	$60,376,868
Sources of Net Assets
Paid-in capital	$84,305,582	$32,399,373	$123,602,434	$56,394,447
Accumulated net realized gain (loss) (computed on the basis of identified cost)	(2,642,485)	(271,168)	(548,562)	47,858
Undistributed (distributions in excess of) net investment income	(10,632)	5,597	(187,147)	51,924
Net unrealized appreciation (computed on the basis of identified cost)	4,389,798	1,453,878	5,608,012	3,882,639
Total	$86,042,263	$33,587,680	$128,474,737	$60,376,868
Class A Shares
Net Assets	$72,090,165	$27,021,171	$104,088,528	$53,594,967
Shares Outstanding	7,411,223	2,776,667	9,882,837	5,635,893
Net Asset Value, Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.73	$9.73	$10.53	$9.51
Maximum Offering Price Per Share (100 ÷ 95.25 of net assets value per share)	$10.22	$10.22	$11.06	$9.98
Class B Shares
Net Assets	$12,957,891	$6,566,509	$24,179,003	$6,640,718
Shares Outstanding	1,198,301	620,068	2,307,159	698,226
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.81	$10.59	$10.48	$9.51
Class C Shares
Net Assets	$994,207	$—	$207,206	$141,183
Shares Outstanding	91,918	—	19,768	14,850
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.82	$—	$10.48	$9.51

On sales of $25,000 or more, the offering price of Class A shares is reduced.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Assets and Liabilities

As of July 31, 2006

	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Assets
Investments —
Identified cost	$42,804,517	$235,019,302	$221,184,034
Unrealized appreciation	2,214,765	16,384,580	12,822,507
Investments, at value	$45,019,282	$251,403,882	$234,006,541
Cash	$724,018	$34,770	$2,163,210
Receivable for investments sold	—	225,000	1,529,938
Receivable for Fund shares sold	114,527	270,100	701,045
Interest receivable	563,191	2,424,437	2,271,302
Total assets	$46,421,018	$254,358,189	$240,672,036
Liabilities
Payable for Fund shares redeemed	$180,233	$370,377	$429,826
Payable for investments purchased	—	—	6,064,369
Payable for open swap contracts	—	—	354,875
Payable for when-issued securities	513,635	—	—
Demand note payable	—	400,000	—
Dividends payable	49,790	342,756	357,506
Payable to affiliate for investment advisory fees	9,670	88,328	80,710
Payable to affiliate for distribution and service fees	14,660	83,387	67,526
Accrued expenses	54,891	109,450	97,862
Total liabilities	$822,879	$1,394,298	$7,452,674
Net Assets	$45,598,139	$252,963,891	$233,219,362
Sources of Net Assets
Paid-in capital	$44,423,273	$238,097,325	$231,894,122
Accumulated net realized loss (computed on the basis of identified cost)	(953,710)	(714,060)	(10,785,997)
Undistributed (distributions in excess of) net investment income	1,133	195,755	(356,395)
Net unrealized appreciation (computed on the basis of identified cost)	2,127,443	15,384,871	12,467,632
Total	$45,598,139	$252,963,891	$233,219,362
Class A Shares
Net Assets	$34,670,807	$189,293,578	$187,902,212
Shares Outstanding	3,734,824	18,162,617	18,915,573
Net Asset Value, Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.28	$10.42	$9.93
Maximum Offering Price Per Share (100 ÷ 95.25 of net assets value per share)	$9.74	$10.94	$10.43
Class B Shares
Net Assets	$9,941,137	$60,011,264	$42,290,794
Shares Outstanding	995,221	5,516,951	4,116,459
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.99	$10.88	$10.27
Class C Shares
Net Assets	$986,195	$3,659,049	$3,026,356
Shares Outstanding	98,701	336,652	294,451
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.99	$10.87	$10.28
On sales of $25,000 or more, the offering price of Class A shares is reduced.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Operations

For the Year Ended July 31, 2006

	Arizona Fund	Colorado Fund	Connecticut Fund	Michigan Fund
Investment Income
Interest	$4,076,848	$1,603,672	$6,332,022	$3,132,162
Total investment income	$4,076,848	$1,603,672	$6,332,022	$3,132,162
Expenses
Investment adviser fee	$261,746	$63,495	$483,549	$184,854
Trustees fees and expenses	6,904	1,724	8,974	6,904
Distribution and service fees
Class A	125,686	47,366	200,625	105,894
Class B	138,969	72,093	263,846	72,327
Class C	1,871	—	235	193
Legal and accounting services	42,909	33,239	41,800	38,926
Printing and postage	7,732	5,923	13,444	10,069
Custodian fee	60,103	34,236	91,579	50,256
Transfer and dividend disbursing agent	30,716	14,451	65,265	42,230
Registration fees	16,133	950	5,751	3,650
Miscellaneous	15,244	11,228	21,933	21,409
Total expenses	$708,013	$284,705	$1,197,001	$536,712

Deduct —

Reduction of custodian fee	$23,432	$11,407	$21,165	$8,453
Total expense reductions	$23,432	$11,407	$21,165	$8,453
Net expenses	$684,581	$273,298	$1,175,836	$528,259
Net investment income	$3,392,267	$1,330,374	$5,156,186	$2,603,903
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$(135,870)	$132,134	$99,519	$903,114
Financial futures contracts	1,329,914	631,467	1,840,523	677,769
Net realized gain	$1,194,044	$763,601	$1,940,042	$1,580,883
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(1,227,291)	$(456,741)	$(3,020,339)	$(2,092,617)
Financial futures contracts	(389,652)	(221,983)	(551,444)	(304,521)
Net change in unrealized appreciation (depreciation)	$(1,616,943)	$(678,724)	$(3,571,783)	$(2,397,138)
Net realized and unrealized gain (loss)	$(422,899)	$84,877	$(1,631,741)	$(816,255)
Net increase in net assets from operations	$2,969,368	$1,415,251	$3,524,445	$1,787,648

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Operations

For the Year Ended July 31, 2006

	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Investment Income
Interest	$2,332,715	$12,875,559	$11,801,946
Total investment income	$2,332,715	$12,875,559	$11,801,946
Expenses
Investment adviser fee	$109,559	$1,038,887	$911,528
Trustees fees and expenses	1,726	13,867	13,805
Distribution and service fees
Class A	64,178	357,211	342,282
Class B	109,550	630,310	429,090
Class C	2,353	8,329	6,250
Legal and accounting services	38,700	57,801	57,979
Printing and postage	7,578	24,461	27,067
Custodian fee	41,067	148,957	132,063
Transfer and dividend disbursing agent	26,738	134,511	143,266
Registration fees	12,770	6,670	7,255
Miscellaneous	14,398	41,335	57,994
Total expenses	$428,617	$2,462,339	$2,128,579
Deduct —
Reduction of custodian fee	$14,649	$33,190	$41,017
Total expense reductions	$14,649	$33,190	$41,017
Net expenses	$413,468	$2,429,149	$2,087,562
Net investment income	$1,918,747	$10,446,410	$9,714,384
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$147,400	$3,196,820	$(614,627)
Financial futures contracts	699,769	5,139,555	5,180,794
Interest rate swap contracts	—	—	(131,600)
Net realized gain	$847,169	$8,336,375	$4,434,567
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$(863,427)	$(7,568,228)	$(2,560,184)
Financial futures contracts	(195,732)	(2,007,707)	(1,062,926)
Interest rate swap contracts	—	—	(354,875)
Net change in unrealized appreciation (depreciation)	$(1,059,159)	$(9,575,935)	$(3,977,985)
Net realized and unrealized gain (loss)	$(211,990)	$(1,239,560)	$456,582
Net increase in net assets from operations	$1,706,757	$9,206,850	$10,170,966

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended July 31, 2006

Increase (Decrease) in Net Assets	Arizona Fund	Colorado Fund	Connecticut Fund	Michigan Fund
From operations —
Net investment income	$3,392,267	$1,330,374	$5,156,186	$2,603,903
Net realized gain from investment transactions and financial futures contracts	1,194,044	763,601	1,940,042	1,580,883
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(1,616,943)	(678,724)	(3,571,783)	(2,397,138)
Net increase in net assets from operations	$2,969,368	$1,415,251	$3,524,445	$1,787,648
Distributions to shareholders —
From net investment income
Class A	$(2,790,147)	$(1,012,397)	$(4,155,734)	$(2,261,453)
Class B	(541,057)	(267,816)	(940,688)	(268,393)
Class C	(6,978)	—	(777)	(654)
Total distributions to shareholders	$(3,338,182)	$(1,280,213)	$(5,097,199)	$(2,530,500)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$17,702,149	$5,873,930	$13,100,530	$6,745,456
Class B	488,577	303,417	781,568	534,377
Class C	989,503	—	206,500	141,000
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,811,067	695,009	2,229,150	1,313,317
Class B	348,262	157,500	505,475	128,756
Class C	2,400	—	458	654
Cost of shares redeemed
Class A	(7,163,184)	(2,884,062)	(14,619,719)	(8,431,285)
Class B	(3,299,219)	(1,071,470)	(5,325,713)	(1,294,456)
Class C	(679)	—	—	—
Net asset value of shares exchanged
Class A	1,422,492	1,180,939	2,213,984	1,089,408
Class B	(1,422,492)	(1,180,939)	(2,213,984)	(1,089,408)
Net increase (decrease) in net assets from Fund share transactions	$10,878,876	$3,074,324	$(3,121,751)	$(862,181)
Net increase (decrease) in net assets	$10,510,062	$3,209,362	$(4,694,505)	$(1,605,033)
Net Assets
At beginning of year	$75,532,201	$30,378,318	$133,169,242	$61,981,901
At end of year	$86,042,263	$33,587,680	$128,474,737	$60,376,868
Undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(10,632)	$5,597	$(187,147)	$51,924

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended July 31, 2006

Increase (Decrease) in Net Assets	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
From operations —
Net investment income	$1,918,747	$10,446,410	$9,714,384
Net realized gain from investment transactions, financial futures contracts and interest rate swap contracts	847,169	8,336,375	4,434,567
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	(1,059,159)	(9,575,935)	(3,977,985)
Net increase in net assets from operations	$1,706,757	$9,206,850	$10,170,966
Distributions to shareholders —
From net investment income
Class A	$(1,423,165)	$(7,863,903)	$(7,932,331)
Class B	(426,301)	(2,427,431)	(1,756,759)
Class C	(9,005)	(31,172)	(24,357)
Total distributions to shareholders	$(1,858,471)	$(10,322,506)	$(9,713,447)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$7,808,957	$23,709,817	$32,631,908
Class B	784,539	4,632,661	3,667,353
Class C	977,267	3,633,586	2,998,404
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	986,992	4,936,588	4,567,584
Class B	273,135	1,394,631	905,178
Class C	9,005	14,395	22,484
Cost of shares redeemed
Class A	(6,135,927)	(22,910,988)	(20,763,479)
Class B	(3,769,949)	(9,183,709)	(5,745,047)
Class C	—	—	(3,294)
Net asset value of shares exchanged
Class A	867,898	8,697,740	4,350,774
Class B	(867,898)	(8,697,740)	(4,350,774)
Net increase in net assets from Fund share transactions	$934,019	$6,226,981	$18,281,091
Net increase in net assets	$782,305	$5,111,325	$18,738,610
Net Assets
At beginning of year	$44,815,834	$247,852,566	$214,480,752
At end of year	$45,598,139	$252,963,891	$233,219,362
Undistributed net investment income included in net assets
At end of year	$1,133	$195,755	$(356,395)

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended July 31, 2005

Increase (Decrease) in Net Assets	Arizona Fund	Colorado Fund	Connecticut Fund	Michigan Fund
From operations —
Net investment income	$3,062,839	$1,287,035	$5,549,917	$2,835,745
Net realized gain (loss) from investment transactions and financial futures contracts	(2,733,234)	(594,387)	(1,728,024)	390,820
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	3,581,581	1,005,952	2,489,546	677,070
Net increase in net assets from operations	$3,911,186	$1,698,600	$6,311,439	$3,903,635
Distributions to shareholders —
From net investment income
Class A	$(2,318,469)	$(939,386)	$(4,412,818)	$(2,504,865)
Class B	(739,505)	(379,270)	(1,234,451)	(371,803)
Total distributions to shareholders	$(3,057,974)	$(1,318,656)	$(5,647,269)	$(2,876,668)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$16,305,155	$2,304,958	$10,399,553	$2,725,461
Class B	1,075,844	211,095	1,210,830	412,231
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,269,346	584,624	2,492,243	1,415,999
Class B	394,407	220,659	713,567	190,907
Cost of shares redeemed
Class A	(8,961,301)	(1,828,830)	(10,509,495)	(6,873,400)
Class B	(2,820,787)	(1,773,895)	(4,878,507)	(2,394,086)
Net asset value of shares exchanged
Class A	1,427,399	1,036,501	2,977,357	1,063,145
Class B	(1,427,399)	(1,036,501)	(2,977,357)	(1,063,145)
Net increase (decrease) in net assets from Fund share transactions	$7,262,664	$(281,389)	$(571,809)	$(4,522,888)
Net increase (decrease) in net assets	$8,115,876	$98,555	$92,361	$(3,495,921)
Net Assets
At beginning of year	$67,416,325	$30,279,763	$133,076,881	$65,477,822
At end of year	$75,532,201	$30,378,318	$133,169,242	$61,981,901
Undistributed (distributions in excess of) net investment income included in net assets
At end of year	$18,323	$(38,118)	$(204,072)	$(29,274)

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended July 31, 2005

Increase (Decrease) in Net Assets	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
From operations —
Net investment income	$1,902,281	$10,740,548	$10,227,557
Net realized loss from investment transactions and financial futures contracts	(1,124,039)	(5,489,132)	(5,104,797)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	2,066,399	13,637,689	9,139,575
Net increase in net assets from operations	$2,844,641	$18,889,105	$14,262,335
Distributions to shareholders —
From net investment income
Class A	$(1,334,488)	$(7,803,321)	$(8,116,130)
Class B	(548,401)	(2,968,623)	(2,120,355)
Total distributions to shareholders	$(1,882,889)	$(10,771,944)	$(10,236,485)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,226,851	$14,343,249	$16,263,298
Class B	425,259	5,865,563	3,613,105
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	896,290	4,883,466	4,675,845
Class B	322,746	1,788,115	1,060,125
Cost of shares redeemed
Class A	(2,956,675)	(16,512,623)	(17,079,460)
Class B	(1,640,730)	(11,023,369)	(6,515,383)
Net asset value of shares exchanged
Class A	1,072,987	5,418,284	3,353,532
Class B	(1,072,987)	(5,418,284)	(3,353,532)
Net increase (decrease) in net assets from Fund share transactions	$(726,259)	$(655,599)	$2,017,530
Net increase in net assets	$235,493	$7,461,562	$6,043,380
Net Assets
At beginning of year	$44,580,341	$240,391,004	$208,437,372
At end of year	$44,815,834	$247,852,566	$214,480,752
Undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(51,832)	$38,853	$(128,618)

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Arizona Fund — Class A
	Year Ended July 31,
	2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of year	$9.780	$9.650		$9.550		$9.730		$9.680
Income (loss) from operations
Net investment income	$0.438	$0.467		$0.493		$0.482		$0.485
Net realized and unrealized gain (loss)	(0.055)	0.131		0.088		(0.182)		0.045
Total income from operations	$0.383	$0.598		$0.581		$0.300		$0.530
Less distributions
From net investment income	$(0.433)	$(0.468)		$(0.481)		$(0.480)		$(0.480)
Total distributions	$(0.433)	$(0.468)		$(0.481)		$(0.480)		$(0.480)
Net asset value — End of year	$9.730	$9.780		$9.650		$9.550		$9.730
Total Return(3)	4.00%	6.31%		6.15%		3.06%		5.67%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$72,090	$58,597		$47,945		$9,174		$7,342
Ratios (As a percentage of average daily net assets):
Expenses	0.77%	0.78	%(4)	0.78	%(4)	0.76	%(4)	0.78	%(4)
Expenses after custodian fee reduction	0.74%	0.76	%(4)	0.77	%(4)	0.75	%(4)	0.78	%(4)
Net investment income	4.50%	4.79%		5.10%		4.90%		5.05%
Portfolio Turnover of the Portfolio(5)	—	0%		10%		6%		27%
Portfolio Turnover of the Fund	21%	16%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 5.04% to 5.05%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Arizona Fund — Class B
	Year Ended July 31,
	2006(1)		2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of year	$10.870		$10.730		$10.620		$10.830		$10.770
Income (loss) from operations
Net investment income	$0.409		$0.441		$0.470		$0.456		$0.461
Net realized and unrealized gain (loss)	(0.070	)(3)	0.139		0.096		(0.211)		0.054
Total income from operations	$0.339		$0.580		$0.566		$0.245		$0.515
Less distributions
From net investment income	$(0.399)		$(0.440)		$(0.456)		$(0.455)		$(0.455)
Total distributions	$(0.399)		$(0.440)		$(0.456)		$(0.455)		$(0.455)
Net asset value — End of year	$10.810		$10.870		$10.730		$10.620		$10.830
Total Return(4)	3.18%		5.68	%(5)	5.38%		2.22%		4.92%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$12,958		$16,935		$19,471		$59,399		$63,117
Ratios (As a percentage of average daily net assets):
Expenses	1.52%		1.53	%(6)	1.53	%(6)	1.51	%(6)	1.53	%(6)
Expenses after custodian fee reduction	1.49%		1.51	%(6)	1.52	%(6)	1.50	%(6)	1.53	%(6)
Net investment income	3.78%		4.07%		4.33%		4.17%		4.32%
Portfolio Turnover of the Portfolio(7)	—		0%		10%		6%		27%
Portfolio Turnover of the Fund	21%		16%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.31% to 4.32%.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Arizona Fund — Class C
	Period Ended July 31, 2006(1)(2)
Net asset value — Beginning of period	$10.760
Income (loss) from operations
Net investment income	$0.241
Net realized and unrealized gain	0.063
Total income from operations	$0.304
Less distributions
From net investment income	$(0.244)
Total distributions	$(0.244)
Net asset value — End of year	$10.820
Total Return	2.84	%(3)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$994
Ratios (As a percentage of average daily net assets):
Expenses	1.52	%(4)
Expenses after custodian fee reduction	1.49	%(4)
Net investment income	3.55	%(4)
Portfolio Turnover	21	%(5)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business on December 16, 2005 to July 31, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  For the Fund's fiscal period, August 1, 2005 to July 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Colorado Fund — Class A
	Year Ended July 31,
	2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of year	$9.690	$9.570		$9.440		$9.680		$9.680
Income (loss) from operations
Net investment income	$0.411	$0.435		$0.460		$0.464		$0.481
Net realized and unrealized gain (loss)	0.043	0.131		0.132		(0.228)		(0.001	)(3)
Total income from operations	$0.454	$0.566		$0.592		$0.236		$0.480
Less distributions
From net investment income	$(0.414)	$(0.446)		$(0.462)		$(0.476)		$(0.480)
Total distributions	$(0.414)	$(0.446)		$(0.462)		$(0.476)		$(0.480)
Net asset value — End of year	$9.730	$9.690		$9.570		$9.440		$9.680
Total Return(4)	4.79%	6.02%		6.33%		2.42%		5.13%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$27,021	$22,044		$19,700		$8,709		$6,379
Ratios (As a percentage of average daily net assets):
Expenses	0.73%	0.75	%(5)	0.75	%(5)	0.73	%(5)	0.80	%(5)
Expenses after custodian fee reduction	0.69%	0.74	%(5)	0.75	%(5)	0.71	%(5)	0.78	%(5)
Net investment income	4.25%	4.50%		4.78%		4.78%		5.01%
Portfolio Turnover of the Portfolio(6)	—	3%		6%		21%		18%
Portfolio Turnover of the Fund	26%	16%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.99% to 5.01%.

(3)  Per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Colorado Fund — Class B
	Year Ended July 31,
	2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of year	$10.550	$10.420		$10.280		$10.540		$10.540
Income (loss) from operations
Net investment income	$0.370	$0.398		$0.421		$0.427		$0.447
Net realized and unrealized gain (loss)	0.041	0.138		0.143		(0.244)		0.001
Total income from operations	$0.411	$0.536		$0.564		$0.183		$0.448
Less distributions
From net investment income	$(0.371)	$(0.406)		$(0.424)		$(0.443)		$(0.448)
Total distributions	$(0.371)	$(0.406)		$(0.424)		$(0.443)		$(0.448)
Net asset value — End of year	$10.590	$10.550		$10.420		$10.280		$10.540
Total Return(3)	3.98%	5.41	%(4)	5.53%		1.70%		4.37%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$6,567	$8,334		$10,579		$28,242		$30,116
Ratios (As a percentage of average daily net assets):
Expenses	1.48%	1.50	%(5)	1.50	%(5)	1.48	%(5)	1.55	%(5)
Expenses after custodian fee reduction	1.44%	1.49	%(5)	1.50	%(5)	1.46	%(5)	1.53	%(5)
Net investment income	3.52%	3.78%		4.00%		4.04%		4.28%
Portfolio Turnover of the Portfolio(6)	—	3%		6%		21%		18%
Portfolio Turnover of the Fund	26%	16%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.26% to 4.28%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Connecticut Fund — Class A
	Year Ended July 31,
	2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of year	$10.660	$10.610		$10.540		$10.750		$10.750
Income (loss) from operations
Net investment income	$0.442	$0.461		$0.488		$0.494		$0.508
Net realized and unrealized gain (loss)	(0.134)	0.057		0.070		(0.195)		0.007
Total income from operations	$0.308	$0.518		$0.558		$0.299		$0.515
Less distributions
From net investment income	$(0.438)	$(0.468)		$(0.488)		$(0.509)		$(0.515)
Total distributions	$(0.438)	$(0.468)		$(0.488)		$(0.509)		$(0.515)
Net asset value — End of year	$10.530	$10.660		$10.610		$10.540		$10.750
Total Return(3)	2.95%	4.96%		5.34%		2.76%		4.92%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$104,089	$102,378		$96,559		$25,210		$22,436
Ratios (As a percentage of average daily net assets):
Expenses	0.77%	0.78	%(4)	0.79	%(4)	0.77	%(4)	0.82	%(4)
Expenses after custodian fee reduction	0.76%	0.77	%(4)	0.79	%(4)	0.77	%(4)	0.80	%(4)
Net investment income	4.19%	4.31%		4.58%		4.55%		4.76%
Portfolio Turnover of the Portfolio(5)	—	2%		15%		19%		22%
Portfolio Turnover of the Fund	32%	14%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.75% to 4.76%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Connecticut Fund — Class B
	Year Ended July 31,
	2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of year	$10.610	$10.560		$10.490		$10.700		$10.700
Income (loss) from operations
Net investment income	$0.362	$0.380		$0.404		$0.411		$0.429
Net realized and unrealized gain (loss)	(0.136)	0.056		0.071		(0.194)		0.004
Total income from operations	$0.226	$0.436		$0.475		$0.217		$0.433
Less distributions
From net investment income	$(0.356)	$(0.386)		$(0.405)		$(0.427)		$(0.433)
Total distributions	$(0.356)	$(0.386)		$(0.405)		$(0.427)		$(0.433)
Net asset value — End of year	$10.480	$10.610		$10.560		$10.490		$10.700
Total Return(3)	2.17%	4.36	%(4)	4.55%		1.99%		4.13%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$24,179	$30,791		$36,518		$122,822		$128,349
Ratios (As a percentage of average daily net assets):
Expenses	1.52%	1.53	%(5)	1.54	%(5)	1.52	%(5)	1.57	%(5)
Expenses after custodian fee reduction	1.51%	1.52	%(5)	1.54	%(5)	1.52	%(5)	1.55	%(5)
Net investment income	3.44%	3.57%		3.77%		3.82%		4.03%
Portfolio Turnover of the Portfolio(6)	—	2%		15%		19%		22%
Portfolio Turnover of the Fund	32%	14%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.02% to 4.03%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Connecticut Fund — Class C
	Period Ended July 31, 2006(1)(2)
Net asset value — Beginning of period	$10.550
Income (loss) from operations
Net investment income	$0.152
Net realized and unrealized loss	(0.054)
Total income from operations	$0.098
Less distributions
From net investment income	$(0.168)
Total distributions	$(0.168)
Net asset value — End of year	$10.480
Total Return(3)	0.90%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$207
Ratios (As a percentage of average daily net assets):
Expenses	1.53	%(4)
Expenses after custodian fee reduction	1.51	%(4)
Net investment income	3.07	%(4)
Portfolio Turnover	32	%(5)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business on February 9, 2006 to July 31, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  For the Fund's fiscal period, August 1, 2005 to July 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Michigan Fund — Class A
	Year Ended July 31,
	2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of year	$9.630	$9.480		$9.400		$9.590		$9.570
Income (loss) from operations
Net investment income	$0.419	$0.435		$0.456		$0.476		$0.486
Net realized and unrealized gain (loss)	(0.131)	0.156		0.086		(0.190)		0.010
Total income from operations	$0.288	$0.591		$0.542		$0.286		$0.496
Less distributions
From net investment income	$(0.408)	$(0.441)		$(0.462)		$(0.476)		$(0.476)
Total distributions	$(0.408)	$(0.441)		$(0.462)		$(0.476)		$(0.476)
Net asset value — End of year	$9.510	$9.630		$9.480		$9.400		$9.590
Total Return(3)	3.06%	6.34%		5.83%		2.96%		5.34%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$53,595	$53,522		$54,332		$4,079		$3,308
Ratios (As a percentage of average daily net assets):
Expenses	0.79%	0.80	%(4)	0.81	%(4)	0.79	%(4)	0.80	%(4)
Expenses after custodian fee reduction	0.78%	0.79	%(4)	0.80	%(4)	0.78	%(4)	0.80	%(4)
Net investment income	4.39%	4.53%		4.81%		4.92%		5.11%
Portfolio Turnover of the Portfolio(5)	—	2%		16%		12%		7%
Portfolio Turnover of the Fund	33%	21%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001, and increase the ratio of net investment income to average net assets from 5.10% to 5.11%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Michigan Fund — Class B
	Year Ended July 31,
	2006(1)(2)	2005(1)(2)		2004(1)(2)		2003(1)(2)		2002(1)(2)(3)
Net asset value — Beginning of year	$9.630	$9.480		$9.400		$9.590		$9.570
Income (loss) from operations
Net investment income	$0.348	$0.364		$0.398		$0.406		$0.413
Net realized and unrealized gain (loss)	(0.132)	0.154		0.072		(0.193)		0.010
Total income from operations	$0.216	$0.518		$0.470		$0.213		$0.423
Less distributions
From net investment income	$(0.336)	$(0.368)		$(0.390)		$(0.403)		$(0.403)
Total distributions	$(0.336)	$(0.368)		$(0.390)		$(0.403)		$(0.403)
Net asset value — End of year	$9.510	$9.630		$9.480		$9.400		$9.590
Total Return(4)	2.34%	5.76	%(5)	4.96%		2.19%		4.50%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$6,641	$8,460		$11,146		$66,608		$73,107
Ratios (As a percentage of average daily net assets):
Expenses	1.54%	1.55	%(6)	1.56	%(6)	1.54	%(6)	1.55	%(6)
Expenses after custodian fee reduction	1.53%	1.54	%(6)	1.55	%(6)	1.53	%(6)	1.55	%(6)
Net investment income	3.64%	3.80%		4.14%		4.20%		4.34%
Portfolio Turnover of the Portfolio(7)	—	2%		16%		12%		7%
Portfolio Turnover of the Fund	33%	21%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Per share data have been restated to reflect the effects of a 1.1167883-for-1 stock split effective on November 11, 2005.

(3)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001, and increase the ratio of net investment income to average net assets from 4.33% to 4.34%.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Michigan Fund — Class C
	Period Ended July 31, 2006(1)(2)
Net asset value — Beginning of period	$9.480
Income (loss) from operations
Net investment income	$0.080
Net realized and unrealized gain	0.033
Total income from operations	$0.113
Less distributions
From net investment income	$(0.083)
Total distributions	$(0.083)
Net asset value — End of year	$9.510
Total Return(3)	1.20%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$141
Ratios (As a percentage of average daily net assets):
Expenses	1.54	%(4)
Expenses after custodian fee reduction	1.53	%(4)
Net investment income	3.39	%(4)
Portfolio Turnover	33	%(5)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, May 2, 2006 to July 31, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return in not computed on an annualized basis.

(4)  Annualized.

(5)  For the Fund's fiscal period August 1, 2005 to July 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Minnesota Fund — Class A
	Year Ended July 31,
	2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of year	$9.320	$9.110		$9.090		$9.310		$9.410
Income (loss) from operations
Net investment income	$0.424	$0.422		$0.432		$0.449		$0.504
Net realized and unrealized gain (loss)	(0.052)	0.206		0.029		(0.185)		(0.118)
Total income from operations	$0.372	$0.628		$0.461		$0.264		$0.386
Less distributions
From net investment income	$(0.412)	$(0.418)		$(0.441)		$(0.484)		$(0.486)
Total distributions	$(0.412)	$(0.418)		$(0.441)		$(0.484)		$(0.486)
Net asset value — End of year	$9.280	$9.320		$9.110		$9.090		$9.310
Total Return(3)	4.08%	7.02%		5.12%		2.86%		4.22%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$34,677	$31,245		$29,369		$8,956		$7,370
Ratios (As a percentage of average daily net assets):
Expenses	0.77%	0.78	%(4)	0.79	%(4)	0.78	%(4)	0.77	%(4)
Expenses after custodian fee reduction	0.74%	0.77	%(4)	0.79	%(4)	0.76	%(4)	0.75	%(4)
Net investment income	4.57%	4.55%		4.71%		4.83%		5.41%
Portfolio Turnover of the Portfolio(5)	—	6%		12%		15%		26%
Portfolio Turnover of the Fund	15%	14%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002, and increase the ratio of net investment income to average net assets from 5.39% to 5.41%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Minnesota Fund — Class B
	Year Ended July 31,
	2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of year	$10.020	$9.810		$9.790		$10.030		$10.130
Income (loss) from operations
Net investment income	$0.383	$0.380		$0.390		$0.411		$0.470
Net realized and unrealized gain (loss)	(0.045)	0.205		0.029		(0.204)		(0.121)
Total income from operations	$0.338	$0.585		$0.419		$0.207		$0.349
Less distributions
From net investment income	$(0.368)	$(0.375)		$(0.399)		$(0.447)		$(0.449)
Total distributions	$(0.368)	$(0.375)		$(0.399)		$(0.447)		$(0.449)
Net asset value — End of year	$9.990	$10.020		$9.810		$9.790		$10.030
Total Return(3)	3.44%	6.23	%(4)	4.33%		2.07%		3.52%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$9,941	$13,571		$15,212		$41,279		$44,110
Ratios (As a percentage of average daily net assets):
Expenses	1.52%	1.53	%(5)	1.54	%(5)	1.53	%(5)	1.52	%(5)
Expenses after custodian fee reduction	1.49%	1.52	%(5)	1.54	%(5)	1.51	%(5)	1.50	%(5)
Net investment income	3.84%	3.81%		3.92%		4.11%		4.68%
Portfolio Turnover of the Portfolio(6)	—	6%		12%		15%		26%
Portfolio Turnover of the Fund	15%	14%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002, and increase the ratio of net investment income to average net assets from 4.66% to 4.68%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Minnesota Fund — Class C
	Period Ended July 31, 2006(1)(2)
Net asset value — Beginning of period	$9.940
Income (loss) from operations
Net investment income	$0.231
Net realized and unrealized gain	0.041	(3)
Total income from operations	$0.272
Less distributions
From net investment income	$(0.222)
Total distributions	$(0.222)
Net asset value — End of period	$9.990
Total Return(4)	2.77%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$986
Ratios (As a percentage of average daily net assets):
Expenses	1.52	%(5)
Expenses after custodian fee reduction	1.49	%(5)
Net investment income	3.78	%(5)
Portfolio Turnover	15	%(6)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, December 21, 2005 to July 31, 2006.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Annualized.

(6)  For the Fund's fiscal period from August 1, 2005 to July 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New Jersey Fund — Class A
	Year Ended July 31,
	2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of year	$10.470	$10.130		$10.070		$10.320		$10.340
Income (loss) from operations
Net investment income	$0.462	$0.478		$0.508		$0.527		$0.558
Net realized and unrealized gain (loss)	(0.055)	0.342		0.082		(0.248)		(0.043)
Total income from operations	$0.407	$0.820		$0.590		$0.279		$0.515
Less distributions
From net investment income	$(0.457)	$(0.480)		$(0.530)		$(0.529)		$(0.535)
Total distributions	$(0.457)	$(0.480)		$(0.530)		$(0.529)		$(0.535)
Net asset value — End of year	$10.420	$10.470		$10.130		$10.070		$10.320
Total Return(3)	4.00%	8.24%		5.89%		2.67%		5.16%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$189,294	$175,624		$161,964		$31,548		$27,736
Ratios (As a percentage of average daily net assets):
Expenses	0.80%	0.81	%(4)	0.84	%(4)	0.82	%(4)	0.83	%(4)
Expenses after custodian fee reduction	0.78%	0.80	%(4)	0.83	%(4)	0.82	%(4)	0.83	%(4)
Net investment income	4.45%	4.61%		4.99%		5.07%		5.46%
Portfolio Turnover of the Portfolio(5)	—	—		15%		15%		26%
Portfolio Turnover of the Fund	34%	30%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets from 5.45% to 5.46%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New Jersey Fund — Class B
	Year Ended July 31,
	2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of year	$10.930	$10.570		$10.510		$10.780		$10.790
Income (loss) from operations
Net investment income	$0.402	$0.419		$0.445		$0.470		$0.504
Net realized and unrealized gain (loss)	(0.056)	0.361		0.086		(0.271)		(0.039)
Total income from operations	$0.346	$0.780		$0.531		$0.199		$0.465
Less distributions
From net investment income	$(0.396)	$(0.420)		$(0.471)		$(0.469)		$(0.475)
Total distributions	$(0.396)	$(0.420)		$(0.471)		$(0.469)		$(0.475)
Net asset value — End of year	$10.880	$10.930		$10.570		$10.510		$10.780
Total Return(3)	3.25%	7.68	%(4)	5.07%		1.80%		4.43%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$60,011	$72,228		$78,427		$228,575		$239,669
Ratios (As a percentage of average daily net assets):
Expenses	1.55%	1.56	%(5)	1.59	%(5)	1.57	%(5)	1.58	%(5)
Expenses after custodian fee reduction	1.53%	1.55	%(5)	1.58	%(5)	1.57	%(5)	1.58	%(5)
Net investment income	3.71%	3.87%		4.12%		4.33%		4.72%
Portfolio Turnover of the Portfolio(6)	—	—		15%		15%		26%
Portfolio Turnover of the Fund	34%	30%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets from 4.71% to 4.72%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New Jersey Fund — Class C
	Period Ended July 31, 2006(1)(2)
Net asset value — Beginning of period	$10.740
Income (loss) from operations
Net investment income	$0.233
Net realized and unrealized gain	0.148	(3)
Total income from operations	$0.381
Less distributions
From net investment income	$(0.251)
Total distributions	$(0.251)
Net asset value — End of period	$10.870
Total Return(4)	3.56%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$3,659
Ratios (As a percentage of average daily net assets):
Expenses	1.55	%(5)
Expenses after custodian fee reduction	1.53	%(5)
Net investment income	3.45	%(5)
Portfolio Turnover	34	%(6)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business on December 14, 2005, to July 31, 2006.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not calculated on an annualized basis.

(5)  Annualized.

(6)  For the Fund's fiscal period, August 1, 2005, to July 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Pennsylvania Fund — Class A
	Year Ended July 31,
	2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of year	$9.920	$9.730		$9.680		$9.870		$9.870
Income (loss) from operations
Net investment income	$0.458	$0.490		$0.513		$0.525		$0.565
Net realized and unrealized gain (loss)	0.010	0.191		0.053		(0.171)		(0.021)
Total income from operations	$0.468	$0.681		$0.566		$0.354		$0.544
Less distributions
From net investment income	$(0.458)	$(0.491)		$(0.516)		$(0.544)		$(0.544)
Total distributions	$(0.458)	$(0.491)		$(0.516)		$(0.544)		$(0.544)
Net asset value — End of year	$9.930	$9.920		$9.730		$9.680		$9.870
Total Return(3)	4.84%	7.14%		5.91%		3.60%		5.66%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$187,902	$166,734		$156,465		$17,109		$14,896
Ratios (As a percentage of average daily net assets):
Expenses	0.82%	0.85	%(4)	0.85	%(4)	0.83	%(4)	0.87	%(4)
Expenses after custodian fee reduction	0.80%	0.84	%(4)	0.84	%(4)	0.83	%(4)	0.85	%(4)
Net investment income	4.63%	4.97%		5.27%		5.29%		5.74%
Portfolio Turnover of the Portfolio(5)	—	1%		14%		23%		15%
Portfolio Turnover of the Fund	55%	16%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets by less than 0.01%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Pennsylvania Fund — Class B
	Year Ended July 31,
	2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of year	$10.260	$10.060		$10.010		$10.210		$10.210
Income (loss) from operations
Net investment income	$0.398	$0.431		$0.458		$0.469		$0.510
Net realized and unrealized gain (loss)	0.009	0.200		0.049		(0.182)		(0.026)
Total income from operations	$0.407	$0.631		$0.507		$0.287		$0.484
Less distributions
From net investment income	$(0.397)	$(0.431)		$(0.457)		$(0.487)		$(0.484)
Total distributions	$(0.397)	$(0.431)		$(0.457)		$(0.487)		$(0.484)
Net asset value — End of year	$10.270	$10.260		$10.060		$10.010		$10.210
Total Return(3)	4.05%	6.58	%(4)	5.10%		2.81%		4.83%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$42,291	$47,747		$51,972		$204,087		$211,865
Ratios (As a percentage of average daily net assets):
Expenses	1.57%	1.60	%(5)	1.60	%(5)	1.58	%(5)	1.62	%(5)
Expenses after custodian fee reduction	1.55%	1.59	%(5)	1.59	%(5)	1.58	%(5)	1.60	%(5)
Net investment income	3.89%	4.22%		4.48%		4.57%		5.00%
Portfolio Turnover of the Portfolio(6)	—	1%		14%		23%		15%
Portfolio Turnover of the Fund	55%	16%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets by less than 0.01%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Pennsylvania Fund — Class C
	Period Ended July 31, 2006(1)(2)
Net asset value — Beginning of period	$10.250
Income (loss) from operations
Net investment income	$0.203
Net realized and unrealized gain	0.044
Total income from operations	$0.247
Less distributions
From net investment income	$(0.217)
Total distributions	$(0.217)
Net asset value — End of year	$10.280
Total Return	2.38	%(3)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$3,026
Ratios (As a percentage of average daily net assets):
Expenses	1.57	%(4)
Expenses after custodian fee reduction	1.55	%(4)
Net investment income	3.60	%(4)
Portfolio Turnover	55	%(5)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business on January 12, 2006 to July 31, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  For the Fund's fiscal period, August 1, 2005 to July 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of July 31, 2006

NOTES TO FINANCIAL STATEMENTS

  1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of twenty-eight Funds, seven of which, are included in these financial statements. They include Eaton Vance Arizona Municipals Fund (Arizona Fund), Eaton Vance Colorado Municipals Fund (Colorado Fund), Eaton Vance Connecticut Municipals Fund (Connecticut Fund), Eaton Vance Michigan Municipals Fund (Michigan Fund), Eaton Vance Minnesota Municipals Fund (Minnesota Fund), Eaton Vance New Jersey Municipals Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipals Fund (Pennsylvania Fund), individually, the Fund, collectively, the Funds. The Funds, each non-diversified, seek to achieve current income exempt from regular federal income tax and particular state or local income taxes by investing primarily in investment grade municipal obligations. The Colorado Fund offers two classes of shares. The Arizona Fund, the Connecticut Fund, the Michigan Fund, the Minnesota Fund, the New Jersey Fund and the Pennsylvania Fund offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and C shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses.

The following is a summary of significant accounting policies consistently followed by the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Municipal bonds, and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Financial Futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are not readily available, and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

At July 31, 2006, the following Funds, for federal income tax purposes, had capital loss carryovers, which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

Fund	Amount	Expires
Arizona Fund	$177,375	July 31, 2008

	589,819	July 31, 2009

	536,449	July 31, 2010

	353,624	July 31, 2012

	691,155	July 31, 2013

	736,704	July 31, 2014

Colorado Fund	45,280	July 31, 2012

	350,515	July 31, 2013

Connecticut Fund	930,437	July 31, 2013

Michigan Fund	188,221	July 31, 2011

Eaton Vance Municipals Funds as of July 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

Fund	Amount	Expires
Minnesota Fund	$20,180	July 31, 2009

	214,916	July 31, 2010

	382,839	July 31, 2012

	504,289	July 31, 2013

New Jersey Fund	2,031,027	July 31, 2013

Pennsylvania Fund	6,676,359	July 31, 2011

	1,108,751	July 31, 2012

	3,349,896	July 31, 2013

Dividends paid by each Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because each Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies that will enable the Funds to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

D  Financial Futures Contracts — Upon the entering of a financial futures contract, a Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Fund. A Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E  Options on Financial Futures Contracts — Upon the purchase of a put option on a financial futures contract by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, a Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

F  When-Issued and Delayed Delivery Transactions — The Funds may engage in when-issued and delayed delivery transactions. The Funds record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

G  Interest Rate Swaps — A Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, a Fund makes semi-annual payments at a fixed interest rate. In exchange, a Fund receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Fund does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

H  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

I    Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

J  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Fund maintains with IBT. All credit balances, if any, are used to reduce the Funds' custodian fees and are reported as a reduction of expenses in the Statements of Operations.

K  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets

Eaton Vance Municipals Funds as of July 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

L  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

M  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

  2  Distributions to Shareholders

The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and those on a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

The tax character of distributions paid for the years ended July 31, 2006 and July 31, 2005 was as follows:

Year Ended 7/31/06	Arizona	Colorado	Connecticut	Michigan	Minnesota	New Jersey	Pennsylvania
Distributions declared from:
Tax-exempt income	$3,338,182	$1,280,198	$5,096,972	$2,496,756	$1,858,471	$10,234,741	$9,710,053
Ordinary income	$—	$15	$227	$33,744	$—	$87,765	$3,394
Year Ended 7/31/05	Arizona	Colorado	Connecticut	Michigan	Minnesota	New Jersey	Pennsylvania
Distributions declared from:
Tax-exempt income	$3,050,909	$1,274,077	$5,481,037	$2,850,862	$1,882,664	$10,766,519	$10,220,304
Ordinary income	$7,065	$44,579	$166,232	$25,806	$225	$5,425	$16,181

During the year ended July 31, 2006, the following amounts were reclassified due to differences between book and tax accounting for amortization and accretion on debt securities, market discount on disposal of securities, and capital losses:

	Arizona	Colorado	Connecticut	Michigan	Minnesota	New Jersey	Pennsylvania
Increase (decrease):
Paid in capital $	—	$—	$(1)	$—	$—	$—	$(4)
Accumulated net realized gain/(loss) on investments	$83,040	$6,446	$42,063	$(7,795)	$7,311	$(32,998)	$228,718
Accumulated undistributed income	$(83,040)	$(6,446)	$(42,062)	$7,795	$(7,311)	$32,998	$(228,714)

These changes had no effect on the net assets or net asset value per share of the Funds.

As of July 31, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Arizona	Colorado	Connecticut	Michigan	Minnesota	New Jersey	Pennsylvania
Undistributed tax-exempt income	$105,704	$41,544	$9,187	$147,617	$50,923	$523,230	$1,111
Capital loss carryforward	$(3,085,126)	$395,795	$(930,437)	$(188,221)	$(1,122,224)	$(2,031,027)	$(11,135,006)
Unrealized gain	$4,605,402	$1,471,588	$5,793,849	$3,978,409	$2,208,635	$15,702,129	$12,816,641
Other temporary differences	$110,701	$70,970	$(296)	$44,616	$37,532	$672,234	$(357,506)

Eaton Vance Municipals Funds as of July 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

  3  Shares of Beneficial Interest

Each Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

	Arizona Fund
	Year Ended July 31,
Class A	2006	2005
Sales	1,824,028	1,667,472
Issued to shareholders electing to receive payments of distributions in Fund shares	186,237	130,065
Redemptions	(737,415)	(918,393)
Exchange from Class B shares	146,464	146,155
Net increase	1,419,314	1,025,299
	Arizona Fund
	Year Ended July 31,
Class B	2006	2005
Sales	45,229	98,780
Issued to shareholders electing to receive payments of distributions in Fund shares	32,222	36,349
Redemptions	(305,343)	(260,060)
Exchange to Class A shares	(131,733)	(131,415)
Net decrease	(359,625)	(256,346)
	Arizona Fund
	Period Ended July 31,
Class C	2006(1)	2005
Sales	91,759	—
Issued to shareholders electing to receive payments of distributions in Fund shares	222	—
Redemptions	(63)	—
Net increase	91,918	—

	Colorado Fund
	Year Ended July 31,
Class A	2006	2005
Sales	607,604	237,480
Issued to shareholders electing to receive payments of distributions in Fund shares	71,828	60,402
Redemptions	(298,184)	(188,956)
Exchange from Class B shares	121,586	107,020
Net increase	502,834	215,946
	Colorado Fund
	Year Ended July 31,
Class B	2006	2005
Sales	28,745	20,034
Issued to shareholders electing to receive payments of distributions in Fund shares	14,963	20,950
Redemptions	(101,600)	(168,078)
Exchange to Class A shares	(111,997)	(98,315)
Net decrease	(169,889)	(225,409)
	Connecticut Fund
	Year Ended July 31,
Class A	2006	2005
Sales	1,244,515	972,824
Issued to shareholders electing to receive payments of distributions in Fund shares	210,989	233,072
Redemptions	(1,384,315)	(983,152)
Exchange from Class B shares	209,680	278,219
Net increase	280,869	500,963
	Connecticut Fund
	Year Ended July 31,
Class B	2006	2005
Sales	74,206	113,716
Issued to shareholders electing to receive payments of distributions in Fund shares	48,072	67,072
Redemptions	(507,079)	(458,189)
Exchange to Class A shares	(210,684)	(279,446)
Net decrease	(595,485)	(556,847)

Eaton Vance Municipals Funds as of July 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

	Connecticut Fund
	Period Ended July 31,
Class C	2006(2)	2005
Sales	19,724	—
Issued to shareholders electing to receive payments of distributions in Fund shares	44	—
Net increase	19,768	—
	Michigan Fund
	Year Ended July 31,
Class A	2006	2005
Sales	706,344	283,684
Issued to shareholders electing to receive payments of distributions in Fund shares	137,698	147,435
Redemptions	(882,363)	(715,396)
Exchange from Class B shares	114,114	110,676
Net increase (decrease)	75,793	(173,601)
	Michigan Fund
	Year Ended July 31,
Class B	2006(3)	2005(3)
Sales	55,987	42,813
Issued to shareholders electing to receive payments of distributions in Fund shares	13,492	19,880
Redemptions	(138,374)	(249,488)
Exchange to Class A shares	(111,566)	(110,634)
Net decrease	(180,461)	(297,429)
	Michigan Fund
	Period Ended July 31,
Class C	2006(4)	2005
Sales	14,781	—
Issued to shareholders electing to receive payments of distributions in Fund shares	69	—
Net increase	14,850	—

	Minnesota Fund
	Year Ended July 31,
Class A	2006	2005
Sales	841,641	239,377
Issued to shareholders electing to receive payments of distributions in Fund shares	106,317	96,720
Redemptions	(660,758)	(319,918)
Exchange from Class B shares	93,422	115,717
Net increase	380,622	131,896
	Minnesota Fund
	Year Ended July 31,
Class B	2006	2005
Sales	78,340	42,675
Issued to shareholders electing to receive payments of distributions in Fund shares	27,346	32,379
Redemptions	(377,814)	(164,612)
Exchange to Class A shares	(86,757)	(107,506)
Net decrease	(358,885)	(197,064)
	Minnesota Fund
	Period Ended July 31,
Class C	2006(5)	2005
Sales	97,798	—
Issued to shareholders electing to receive payments of distributions in Fund shares	903	—
Net increase	98,701	—
	New Jersey Fund
	Year Ended July 31,
Class A	2006	2005
Sales	2,282,631	1,382,887
Issued to shareholders electing to receive payments of distributions in Fund shares	475,462	470,709
Redemptions	(2,209,251)	(1,592,561)
Exchange from Class B shares	837,478	522,226
Net increase	1,386,320	783,261

Eaton Vance Municipals Funds as of July 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

	New Jersey Fund
	Year Ended July 31,
Class B	2006	2005
Sales	427,621	543,847
Issued to shareholders electing to receive payments of distributions in Fund shares	128,716	165,276
Redemptions	(847,745)	(1,018,290)
Exchange to Class A shares	(802,148)	(500,175)
Net decrease	(1,093,556)	(809,342)
	New Jersey Fund
	Period Ended July 31,
Class C	2006(6)	2005
Sales	335,323	—
Issued to shareholders electing to receive payments of distributions in Fund shares	1,329	—
Net increase	336,652	—
	Pennsylvania Fund
	Year Ended July 31,
Class A	2006	2005
Sales	3,298,030	1,649,277
Issued to shareholders electing to receive payments of distributions in Fund shares	461,523	473,908
Redemptions	(2,098,587)	(1,730,461)
Exchange from Class B shares	439,367	340,006
Net increase	2,100,333	732,730
	Pennsylvania Fund
	Year Ended July 31,
Class B	2006	2005
Sales	358,218	354,275
Issued to shareholders electing to receive payments of distributions in Fund shares	88,422	103,906
Redemptions	(561,429)	(638,905)
Exchange to Class A shares	(424,644)	(328,737)
Net decrease	(539,433)	(509,461)

	Pennsylvania Fund
	Period Ended July 31,
Class C	2006(7)	2005
Sales	292,575	—
Issued to shareholders electing to receive payments of distributions in Fund shares	2,199	—
Redemptions	(323)	—
Net increase`	294,451	—

(1) Class C shares of the Arizona Fund commenced operations on December 16, 2005.

(2) Class C shares of the Connecticut Fund commenced operations on February 9, 2006.

(3) Transactions have to reflect the effects of a 1.1167883-for-1 stock split effective on November 11, 2005.

(4) Class C shares of the Michigan Fund commenced operations on May 2, 2006.

(5) Class C shares of the Minnesota Fund commenced operations on December 21, 2005.

(6) Class C shares of the New Jersey Fund commenced operations on December 14, 2005.

(7) Class C shares of the Pennsylvania Fund commenced operations on January 12, 2006.

  4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended July 31, 2006, each Fund paid or accrued advisory as follows:

Fund	Amount	Effective Rate*
Arizona	$261,741	0.34%
Colorado	63,495	0.20%
Connecticut	483,549	0.38%
Michigan	184,854	0.31%
Minnesota	109,559	0.25%
New Jersey	1,038,887	0.42%
Pennsylvania	911,528	0.42%

*  As a percentage of average daily net assets (annualized).

Eaton Vance Municipals Funds as of July 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

Except as to Trustees of the Funds who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Funds out of such investment adviser fee. EVM serves as the Administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the year ended July 31, 2006, EVM received $1,440, $765, $4,095, $2,315, $1,512, $6,664, and $1,932 in sub-transfer agent fees from Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund, respectively. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $12,759, $4,512, $6,647, $4,237, $6,724, $25,250 and $26,750 as its portion of the sales charge on sales of Class A shares from the Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund, respectively, for the year ended July 31, 2006.

Trustees of the Funds who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2006, no significant amounts have been deferred.

Certain officers and Trustees of the Funds are officers of the above organizations.

  5  Distribution and Service Plans

Class A of each Fund has in effect a distribution plan pursuant to Rule 12b-1 (Class A Plan). The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% of each Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% annually of each Fund's average daily net assets attributable to Class A each fiscal year. Distribution and service fees paid or accrued for the year ended July 31, 2006, amounted to $125,686, $47,366, $200,625, $105,894, $64,178, $357,211, and $342,282, for Class A shares of Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund. Each Fund also has in effect distribution plans for Class B shares (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. In addition, the Arizona Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund each has in effect a distribution plan for Class C (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class B and Class C Plans require each Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of each Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% of each respective class, over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund paid or accrued $109,712, $56,916, $208,300, $57,100, $86,487, $497,613, and $338,844, respectively, for Class B shares, to or payable to EVD for the year ended July 31, 2006, representing 0.75% (annualized) of the average daily net assets for Class B. The Arizona Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, and Pennsylvania Fund paid or accrued $1,481, $185, $153, $1,859, $6,575 and $4,934, respectively, for Class C shares, to or payable to EVD for the period ended July 31, 2006, representing 0.75% (annualized) of the average daily net assets for Class C shares. At July 31, 2006, the amount of Uncovered Distribution Charges of EVD calculated under the Plans for Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund were approximately $908,000, $883,000,$1,158,000, $5,000, $692,000, $404,000 and $1,579,000, respectively for Class B shares, and the amount of uncovered distribution charges of EVD calculated under the plan, for the Arizona Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, and Pennsylvania Fund the amount were approximately $60,000, $12,000, $9,000, $22,000, $209,000, and $169,000, respectively, for Class C shares. The Class B and Class C Plans also authorize each Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. The Trustees approved service fee payments equal to 0.20% annually of each Fund's average daily net assets attributed to Class B and C, if applicable for each fiscal year. Service fees paid or accrued for the year ended July 31, 2006, amounted to $29,257, $15,177, $55,546, $15,227, $23,063, $132,697 and $90,246, for the Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund,

Eaton Vance Municipals Funds as of July 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

New Jersey Fund and Pennsylvania Fund, respectively, for Class B shares. Service fees paid or accrued for the period ended July 31, 2006, amounted to $390, $50, $40, $494, $1,754, and $1,316, for the Arizona Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, and Pennsylvania Fund, respectively, for Class C shares.

  6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase) or a 1% or 0.50% CDSC if redeemed within one year or two years, respectively, on purchases through the Eaton Vance Supplemental Retirement Account. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC received on Class B redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B Distribution Plan (see Note 5). CDSC received on Class B redemptions when no Uncovered Distribution Charges exist will be credited to each Fund. EVD received approximately $10,000, $38, $11,000, $600 and $993 of CDSC paid by Class A shareholders of Arizona Fund, Colarado Fund, Connecticut Fund, Michigan Fund and Pennsylvania Fund, respectively, for the year ended July 31, 2006. EVD received approximately $52,000, $6,000, $43,000 $16,000, $31,000, $96,000 and $70,000 of CDSC paid by Class B shareholders of Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund, respectively, for the year ended July 31, 2006. EVD did not receive any CDSC for Class C shares of AZ, CT, MI, MN and NJ for the period from commencement of operations to July 31, 2006 and EVD received approximately $4 of CDSC paid by Class C shareholders the Pennsylvania Fund, for the year ended July 31, 2006.

  7  Investments

Purchases and sales of investments by the Portfolio, other than U.S. Government securities, purchased options and short-term obligations, for the year ended July 31, 2006 were as follows:

Arizona Fund
Purchases	$27,561,140
Sales	16,467,156
Colorado Fund
Purchases	$10,972,155
Sales	7,920,783
Connecticut Fund
Purchases	$41,120,297
Sales	42,999,162
Michigan Fund
Purchases	$20,217,110
Sales	21,918,003
Minnesota Fund
Purchases	$6,955,268
Sales	6,286,655
New Jersey Fund
Purchases	$91,828,762
Sales	84,248,316
Pennsylvania Fund
Purchases	$146,697,532
Sales	118,206,190

  8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2006, as computed on a federal income tax basis, are as follows:
Arizona Fund
Aggregate cost	$79,637,220
Gross unrealized appreciation	$5,399,836
Gross unrealized depreciation	(567,397)
Net unrealized appreciation	$4,832,439
Colorado Fund
Aggregate cost	$31,263,823
Gross unrealized appreciation	$1,740,315
Gross unrealized depreciation	(161,810)
Net unrealized appreciation	$1,578,505

Eaton Vance Municipals Funds as of July 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

Connecticut Fund
Aggregate cost	$120,984,253
Gross unrealized appreciation	$6,463,957
Gross unrealized depreciation	(474,068)
Net unrealized appreciation	$5,989,889
Michigan Fund
Aggregate cost	$55,555,049
Gross unrealized appreciation	$4,267,264
Gross unrealized depreciation	(148,546)
Net unrealized appreciation	$4,118,718
Minnesota Fund
Aggregate cost	$42,723,325
Gross unrealized appreciation	$2,571,202
Gross unrealized depreciation	(275,245)
Net unrealized appreciation	$2,295,957
New Jersey Fund
Aggregate cost	$234,702,044
Gross unrealized appreciation	$18,984,585
Gross unrealized depreciation	(2,282,747)
Net unrealized appreciation	$16,701,838
Pennsylvania Fund
Aggregate cost	$220,835,025
Gross unrealized appreciation	$14,055,326
Gross unrealized depreciation	(883,810)
Net unrealized appreciation	$13,171,516

  9  Line of Credit

The Funds participate with other portfolios and funds managed by BMR and EVM and their affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At July 31, 2006, the New Jersey Fund had a balance outstanding pursuant to this line of credit of $400,000. The Funds did not have any significant borrowings or allocated fees during the year ended July 31, 2006.

  10  Financial Instruments

The Funds regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts, options on financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at July 31, 2006 is as follows:

Futures Contracts

Fund	Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized (Depreciation)
Arizona	09/06	130 U.S. Treasury Bond	Short	$(13,849,525)	$(14,076,562)	$(227,037)
Colorado	09/06	65 U.S. Treasury Bond	Short	$(6,931,364)	$(7,038,281)	$(106,917)
Connecticut	09/06 09/06	150 U.S. Treasury Bond 28 U.S. Treasury Note	Short Short	$(16,059,613) $(2,955,412)	$(16,242,188) $(2,968,875)	$(182,575) $(13,463)
Michigan	09/06 09/06	78 U.S. Treasury Bond 15 U.S. Treasury Note	Short Short	$(8,312,840) (1,583,257)	$(8,445,937) (1,590,469)	$(133,097) (7,212)
Minnesota	09/06	357 U.S. Treasury Bond	Short	$(5,326,740)	$(5,414,062)	$(87,322)
New Jersey	09/06	575 U.S. Treasury Bond	Short	$(61,262,010)	$(62,261,719)	$(999,709)

Eaton Vance Municipals Funds as of July 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

At July 31, 2006, the Pennsylvania Fund had entered into an interest rate swap agreement with JP Morgan whereby the Fund makes semi-annually payments at a fixed rate equal to 5.77% on the notional amount of $21,000,000. In exchange, the Fund receives quarterly payments at a rate equal to the three month USD-LIBOR on the same notional amount. The effective date of the interest rate swap is February 26, 2007. The value of the contract, which terminates February 26, 2037, is recorded as a payable for open swap contracts of $354,875 on July 31, 2006.

At July 31, 2006, the Funds had sufficient cash and/or securities to cover margin requirements on these contracts.

  11  Stock Split

On October 17, 2005, The Trustees of the Michigan Fund approved a 1.1167883-for-1 stock split for Class B shares, effective November 11, 2005. The stock split had no impact on the overall value of a shareholder's investment in the Fund.

  12  Recently Issued Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Funds are currently evaluating the impact of applying the various provisions of FIN 48.

Eaton Vance Municipals Funds as of July 31, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Arizona Municipals Fund, Eaton Vance Colorado Municipals Fund, Eaton Vance Connecticut Municipals Fund, Eaton Vance Michigan Municipals Fund, Eaton Vance Minnesota Municipals Fund, Eaton Vance New Jersey Municipals Fund and Eaton Vance Pennsylvania Municipals Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Eaton Vance Arizona Municipals Fund, Eaton Vance Colorado Municipals Fund, Eaton Vance Connecticut Municipals Fund, Eaton Vance Michigan Municipals Fund, Eaton Vance Minnesota Municipals Fund, Eaton Vance New Jersey Municipals Fund and Eaton Vance Pennsylvania Municipals Fund (individually, the "Fund") (collectively, the "Funds") (certain of the series of Eaton Vance Municipals Trust) as of July 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of each Fund's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at July 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Eaton Vance Municipals Trust as of July 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
September 22, 2006

Eaton Vance Municipals Funds as of July 31, 2006

FEDERAL TAX INFORMATION

The Form 1099-DIV you receive in January 2007 will show the tax status of all distributions paid to your account in calendar 2006. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in a Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of a Fund's fiscal year end regarding exempt-interest dividends.

Exempt-Interest Dividends — The Funds designate the following amounts of dividends from net investment income as an exempt-interest dividend.

Arizona Municipals Fund	100.00%
Colorado Municipals Fund	100.00%
Connecticut Municipals Fund	100.00%
Michigan Municipals Fund	98.71%
Minnesota Municipals Fund	100.00%
New Jersey Municipals Fund	99.16%
Pennsylvania Municipals Fund	99.97%

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006,

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreements of the following funds:

•  Eaton Vance Arizona Municipals Fund

•  Eaton Vance Colorado Municipals Fund

•  Eaton Vance Connecticut Municipals Fund

•  Eaton Vance Michigan Municipals Fund

•  Eaton Vance Minnesota Municipals Fund

•  Eaton Vance New Jersey Municipals Fund

•  Eaton Vance Pennsylvania Municipals Fund

(the "Funds"), each with Boston Management and Research (the "Adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, and recent changes in the identity of such personnel. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. Specifically, the Board considered the Adviser's 30-person municipal bond team, which includes seven portfolio managers and nine credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board also considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

The Board compared each Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2005 for each Fund in operation over such periods. On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by each Fund (referred to as "management fees"). As part of its review, the Board considered each Fund's management fees and total expense ratio for the one year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability of each Fund, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Municipals Funds

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Municipals Trust, (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

James B. Hawkes 11/9/41	Trustee and Vice President	Since 1985	Chairman and Chief Executive Officer of EVC, BMR, EVM and EV; Director of EV; Vice President and Director of EVD. Trustee and/or officer of 166 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Trust.	166	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	166	None

Samuel L. Hayes, III 2/23/35	Trustee and Chairman of the Board	Trustee of the Trust since 1986 and Chairman of the Board since 2005.	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunications services company) (since 2000).	166	Director of Tiffany & Co. (specialty retailer)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	166	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	166	None

Norton H. Reamer 9/21/35	Trustee	Since 1985	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003).	166	None

Eaton Vance Municipals Funds

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Lynn A. Stout 9/14/57	Trustee	Since 1998	Professor of Law, University of California at Los Angeles School of Law.	166	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor.	166	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Robert B. MacIntosh 1/22/57	President	Since 2005(2)	Vice President of EVM and BMR. Officer of 86 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 7/28/59	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 71 registered investment companies managed by EVM or BMR.

Craig R. Brandon 12/21/66	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 44 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 86 registered investment companies managed by EVM or BMR.

Thomas M. Metzold 8/3/58	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 43 registered investment companies managed by EVM or BMR.

Barbara Campbell 6/19/57	Treasurer	Since 2005(2)	Vice President of BMR, EVM and EVD. Officer of 166 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Since 1997	Vice President. Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 166 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/1/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 166 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2005, Mr. MacIntosh served as Vice President of the Trust since 1993 and Ms. Campbell served as Assistant Treasurer of the Trust since 1993.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained, without charge, on Eaton Vance's website at www.eatonvance.com or by calling 1-800-225-6265.

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Investment Adviser
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Administrator
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Eaton Vance Municipals Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully a Fund's investment objective(s), risks, and charges and expenses. The Funds' current prospectus contains this and other information about the Funds and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-225-6265.

313-9/06  7CSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty financial company). Previously he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a) –(d)

Eaton Vance Arizona Municipal Fund, Eaton Vance Colorado Municipals Fund, Eaton Vance Connecticut Municipals Fund, Eaton Vance Michigan Municipals Fund, Eaton Vance Minnesota Municipals Fund, Eaton Vance New Jersey Municipals Fund, and Eaton Vance Pennsylvania Municipals Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 28 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

The following tables present the aggregate fees billed to each Fund for the Fund’s respective fiscal years ended July 31, 2005 and July 31, 2006 by the Fund’s principal accountant for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Eaton Vance Arizona Municipals Fund

Fiscal Years Ended	7/31/05	7/31/06

Audit Fees	$25,345	$27,110

Audit-Related Fees(1)	0	0

Tax Fees(2)	$9,870	$7,230

All Other Fees(3)	0	0

Total	$35,215	$34,340

Eaton Vance Colorado Municipals Fund

Fiscal Years Ended	7/31/05	7/31/06

Audit Fees	$22,825	$23,690

Audit-Related Fees(1)	0	0

Tax Fees(2)	$9,870	$7,230

All Other Fees(3)	0	0

Total	$32,695	$30,920

Eaton Vance Connecticut Municipals Fund

Fiscal Years Ended	7/31/05	7/31/06

Audit Fees	$29,680	$31,620

Audit-Related Fees(1)	0	0

Tax Fees(2)	$9,870	$7,230

All Other Fees(3)	0	0

Total	$39,550	$38,850

Eaton Vance Michigan Municipals Fund

Fiscal Years Ended	7/31/05	7/31/06

Audit Fees	$25,345	$27,110

Audit-Related Fees(1)	0	0

Tax Fees(2)	$9,870	$7,230

All Other Fees(3)	0	0

Total	$35,215	$34,340

Eaton Vance Minnesota Municipals Fund

Fiscal Years Ended	7/31/05	7/31/06

Audit Fees	$22,825	$24,490

Audit-Related Fees(1)	0	0

Tax Fees(2)	$9,870	$7,230

All Other Fees(3)	0	0

Total	$32,695	$31,720

Eaton Vance New Jersey Municipals Fund

Fiscal Years Ended	7/31/05	7/31/06

Audit Fees	$42,360	$44,800

Audit-Related Fees(1)	0	0

Tax Fees(2)	$9,870	$7,230

All Other Fees(3)	0	0

Total	$52,230	$52,030

Eaton Vance Pennsylvania Municipals Fund

Fiscal Years Ended	7/31/05	7/31/06

Audit Fees	$42,360	$44,800

Audit-Related Fees(1)	0	0

Tax Fees(2)	$9,870	$7,230

All Other Fees(3)	0	0

Total	$52,230	$52,030

(1)           Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)           Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)           All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by the principal accountant of each Series, Deloitte & Touche LLP (“D&T”), for the last two fiscal years of each Series.

Fiscal Years Ended	8/31/04	9/30/04	7/31/05	8/31/05	9/30/05	7/31/06

Audit Fees	$357,160	$395,220	$210,740	$305,885	$329,730	$223,620

Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0

Tax Fees(2)	$112,800	$75,200	$69,090	$118,440	$64,520	$50,610

All Other Fees(3)	$0	$0	$0	$0	$0	$0

Total	$469,960	$470,420	$279,830	$424,325	$394,250	$274,260

(1)           Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)           Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)           All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

During the Funds’ fiscal years ended July 31, 2005 and July 31, 2006, $35,000 was billed for each such fiscal year by D&T the principal accountant for the Series, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c) (7) (ii) of Regulation S-X.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge f its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by each Series’s respective principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	8/31/04	9/30/04	7/31/05	8/31/05	9/30/05	7/31/06

Registrant(1)	$112,800	$75,200	$69,090	$118,440	$64,520	$50,610

Eaton Vance (2)	$291,084	$329,084	$316,143	$223,443	$223,443	$42,100

(1)  Includes all of the Series of the Trust.

(2)  The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	September 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 15, 2006

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	September 15, 2006